Quarterly Holdings Report
for
Fidelity® Investment Grade Bond Central Fund
December 31, 2022
TP1-NPRT1-0323
1.811341.118
Nonconvertible Bonds - 32.0%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.:
2.55% 12/1/33	53,719,000	41,283,575
3.8% 12/1/57	106,127,000	73,220,551
4.3% 2/15/30	13,106,000	12,340,567
4.75% 5/15/46	10,000,000	8,454,141
Verizon Communications, Inc.:
2.987% 10/30/56	65,611,000	40,029,280
3% 3/22/27	5,629,000	5,230,411
3.15% 3/22/30	9,123,000	8,045,035
4.862% 8/21/46	27,196,000	24,377,317
5.012% 4/15/49	3,772,000	3,426,132
		216,407,009
Entertainment - 0.1%
NBCUniversal, Inc. 5.95% 4/1/41	6,541,000	6,810,691
The Walt Disney Co.:
3.6% 1/13/51	25,350,000	19,302,401
3.8% 5/13/60	25,000,000	19,043,230
		45,156,322
Media - 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.4% 4/1/33	11,421,000	9,772,483
4.908% 7/23/25	18,965,000	18,587,615
5.25% 4/1/53	28,921,000	22,322,469
5.375% 5/1/47	71,848,000	56,360,628
5.5% 4/1/63	11,421,000	8,708,632
5.75% 4/1/48	11,687,000	9,568,032
6.484% 10/23/45	9,303,000	8,389,204
Comcast Corp.:
3.3% 4/1/27	6,795,000	6,403,444
3.4% 4/1/30	6,970,000	6,355,534
3.75% 4/1/40	2,448,000	2,018,926
3.9% 3/1/38	5,001,000	4,309,686
4.65% 7/15/42	11,795,000	10,649,226
Discovery Communications LLC:
3.625% 5/15/30	14,753,000	12,157,783
4.65% 5/15/50	39,956,000	27,478,394
Fox Corp.:
4.03% 1/25/24	6,266,000	6,193,335
4.709% 1/25/29	9,069,000	8,763,167
5.476% 1/25/39	8,943,000	8,137,467
5.576% 1/25/49	5,934,000	5,294,262
Magallanes, Inc.:
3.428% 3/15/24 (b)	18,446,000	17,906,792
3.638% 3/15/25 (b)	10,102,000	9,606,622
3.755% 3/15/27 (b)	19,757,000	17,791,761
4.054% 3/15/29 (b)	6,847,000	5,923,491
4.279% 3/15/32 (b)	28,666,000	23,614,040
5.05% 3/15/42 (b)	14,442,000	11,049,317
5.141% 3/15/52 (b)	98,717,000	71,763,944
Time Warner Cable LLC:
4.5% 9/15/42	19,701,000	14,423,192
5.5% 9/1/41	8,397,000	6,968,458
5.875% 11/15/40	7,566,000	6,591,702
6.55% 5/1/37	73,937,000	70,392,530
6.75% 6/15/39	10,675,000	10,109,268
7.3% 7/1/38	16,247,000	16,116,571
		513,727,975
Wireless Telecommunication Services - 0.4%
Rogers Communications, Inc.:
3.2% 3/15/27 (b)	21,204,000	19,619,339
3.8% 3/15/32 (b)	21,179,000	18,276,493
T-Mobile U.S.A., Inc.:
2.25% 11/15/31	40,000,000	31,463,966
3.75% 4/15/27	25,540,000	24,055,914
3.875% 4/15/30	36,970,000	33,487,971
4.375% 4/15/40	5,513,000	4,704,792
4.5% 4/15/50	10,830,000	8,903,750
		140,512,225
TOTAL COMMUNICATION SERVICES		915,803,531
CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.2%
General Motors Financial Co., Inc.:
2.35% 2/26/27	17,500,000	15,283,008
4% 1/15/25	14,536,000	14,104,177
4.25% 5/15/23	9,840,000	9,799,303
Volkswagen Group of America Finance LLC 3.125% 5/12/23 (b)	21,172,000	21,002,858
		60,189,346
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	249,000	248,423
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
3.3% 7/1/25	2,498,000	2,416,312
3.5% 7/1/27	7,113,000	6,747,170
3.6% 7/1/30	8,445,000	7,745,389
4.2% 4/1/50	4,263,000	3,546,773
		20,455,644
Household Durables - 0.1%
D.R. Horton, Inc. 2.6% 10/15/25	34,514,000	32,133,365
Toll Brothers Finance Corp. 4.875% 3/15/27	16,319,000	15,581,942
		47,715,307
Leisure Products - 0.0%
Hasbro, Inc. 3% 11/19/24	19,745,000	18,970,354
Specialty Retail - 0.5%
AutoNation, Inc.:
3.85% 3/1/32	21,966,000	17,532,751
4.75% 6/1/30	3,310,000	2,953,165
AutoZone, Inc.:
3.625% 4/15/25	4,758,000	4,603,575
4% 4/15/30	22,128,000	20,489,367
Lowe's Companies, Inc.:
3.35% 4/1/27	3,072,000	2,883,883
3.75% 4/1/32	9,454,000	8,409,698
4.25% 4/1/52	59,996,000	47,565,014
4.45% 4/1/62	39,650,000	30,823,770
4.5% 4/15/30	16,112,000	15,440,944
O'Reilly Automotive, Inc. 4.2% 4/1/30	4,968,000	4,687,343
The Home Depot, Inc. 2.5% 4/15/27	3,139,000	2,888,441
		158,277,951
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc. 2.75% 3/27/27	6,632,000	6,194,151
TOTAL CONSUMER DISCRETIONARY		312,051,176
CONSUMER STAPLES - 1.7%
Beverages - 1.2%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.9% 2/1/46	17,500,000	15,908,816
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	46,768,000	44,169,701
4.9% 2/1/46	50,530,000	45,935,571
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	10,000,000	9,103,264
4.35% 6/1/40	10,000,000	8,787,479
4.5% 6/1/50	30,000,000	26,239,143
4.6% 6/1/60	10,000,000	8,673,559
4.75% 4/15/58	26,711,000	23,446,744
5.45% 1/23/39	23,200,000	23,149,155
5.55% 1/23/49	54,331,000	53,711,510
5.8% 1/23/59 (Reg. S)	55,947,000	57,226,229
Molson Coors Beverage Co.:
3% 7/15/26	48,345,000	44,866,672
5% 5/1/42	3,080,000	2,731,889
PepsiCo, Inc.:
2.625% 3/19/27	2,862,000	2,658,229
2.75% 3/19/30	18,600,000	16,469,264
The Coca-Cola Co.:
3.375% 3/25/27	24,531,000	23,525,985
3.45% 3/25/30	14,988,000	13,937,997
		420,541,207
Food & Staples Retailing - 0.1%
Sysco Corp.:
3.25% 7/15/27	11,011,000	10,177,159
6.6% 4/1/50	14,655,000	15,972,512
		26,149,671
Food Products - 0.4%
Archer Daniels Midland Co. 3.25% 3/27/30	6,931,000	6,251,023
General Mills, Inc. 2.875% 4/15/30	3,013,000	2,603,010
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27 (b)	38,495,000	33,672,346
3% 5/15/32 (b)	43,240,000	33,158,623
3.625% 1/15/32 (b)	18,075,000	14,640,750
5.125% 2/1/28 (b)	15,645,000	14,821,645
5.5% 1/15/30 (b)	5,250,000	4,995,480
5.75% 4/1/33 (b)	32,215,000	30,726,023
		140,868,900
Household Products - 0.0%
Kimberly-Clark Corp. 3.1% 3/26/30	1,764,000	1,586,824
TOTAL CONSUMER STAPLES		589,146,602
ENERGY - 3.2%
Energy Equipment & Services - 0.0%
Halliburton Co.:
3.8% 11/15/25	207,000	201,340
4.85% 11/15/35	7,402,000	6,847,692
		7,049,032
Oil, Gas & Consumable Fuels - 3.2%
Canadian Natural Resources Ltd. 3.8% 4/15/24	619,000	606,590
Columbia Pipeline Group, Inc. 4.5% 6/1/25	6,628,000	6,526,679
DCP Midstream Operating LP:
3.875% 3/15/23	14,468,000	14,385,822
5.6% 4/1/44	13,506,000	12,592,652
6.45% 11/3/36 (b)	10,621,000	10,407,763
Empresa Nacional de Petroleo 4.375% 10/30/24 (b)	10,510,000	10,193,386
Enbridge, Inc.:
4% 10/1/23	13,445,000	13,336,701
4.25% 12/1/26	8,321,000	7,999,897
Energy Transfer LP:
3.75% 5/15/30	27,891,000	24,591,100
3.9% 5/15/24 (c)	6,444,000	6,275,949
4.2% 9/15/23	5,509,000	5,474,421
4.25% 3/15/23	4,861,000	4,849,112
4.5% 4/15/24	6,244,000	6,155,112
4.95% 6/15/28	18,799,000	18,178,356
5% 5/15/50	29,826,000	23,828,911
5.25% 4/15/29	10,158,000	9,822,339
5.4% 10/1/47	6,651,000	5,633,779
5.8% 6/15/38	10,481,000	9,595,470
6% 6/15/48	26,826,000	24,182,239
6.25% 4/15/49	7,637,000	7,101,451
Enterprise Products Operating LP:
3.7% 2/15/26	8,600,000	8,288,552
3.75% 2/15/25	285,000	277,106
Hess Corp.:
4.3% 4/1/27	23,059,000	22,022,574
5.6% 2/15/41	5,656,000	5,346,442
7.125% 3/15/33	4,791,000	5,160,167
7.3% 8/15/31	6,610,000	7,176,476
7.875% 10/1/29	20,178,000	22,363,903
Kinder Morgan Energy Partners LP 6.55% 9/15/40	1,645,000	1,648,691
MPLX LP:
2.65% 8/15/30	9,000,000	7,293,577
4.5% 7/15/23	9,347,000	9,309,197
4.8% 2/15/29	5,370,000	5,138,767
4.875% 12/1/24	12,572,000	12,469,204
4.95% 9/1/32	30,925,000	28,997,948
5.5% 2/15/49	16,108,000	14,157,181
Occidental Petroleum Corp.:
5.55% 3/15/26	26,200,000	26,101,750
6.2% 3/15/40	7,169,000	7,015,553
6.45% 9/15/36	15,883,000	16,200,660
6.6% 3/15/46	28,439,000	29,263,447
7.5% 5/1/31	29,749,000	31,785,914
Ovintiv, Inc.:
5.15% 11/15/41	5,000,000	4,426,235
8.125% 9/15/30	13,383,000	14,685,932
Petroleos Mexicanos:
4.5% 1/23/26	24,688,000	22,392,016
5.35% 2/12/28	3,500,000	2,943,500
5.95% 1/28/31	16,274,000	12,303,144
6.35% 2/12/48	14,404,000	8,744,128
6.49% 1/23/27	37,360,000	34,109,680
6.5% 3/13/27	21,300,000	19,356,375
6.75% 9/21/47	102,130,000	65,044,554
6.84% 1/23/30	68,521,000	56,666,867
6.95% 1/28/60	18,760,000	11,870,390
7.69% 1/23/50	117,141,000	80,973,716
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	5,964,000	5,171,180
3.6% 11/1/24	6,641,000	6,420,634
3.8% 9/15/30	15,976,000	13,884,441
Sabine Pass Liquefaction LLC 4.5% 5/15/30	33,855,000	31,380,765
Shell International Finance BV 4.375% 5/11/45	6,392,000	5,585,305
Southeast Supply Header LLC 4.25% 6/15/24 (b)	10,683,000	9,927,498
The Williams Companies, Inc.:
2.6% 3/15/31	5,542,000	4,484,880
3.5% 11/15/30	45,537,000	39,812,037
3.9% 1/15/25	4,336,000	4,222,528
4.3% 3/4/24	20,381,000	20,134,477
4.5% 11/15/23	6,265,000	6,218,782
4.55% 6/24/24	70,596,000	69,823,441
4.65% 8/15/32	32,200,000	29,975,102
5.3% 8/15/52	7,294,000	6,521,905
Western Gas Partners LP:
3.95% 6/1/25	3,918,000	3,708,622
4.5% 3/1/28	3,100,000	2,844,250
4.65% 7/1/26	9,376,000	8,898,387
4.75% 8/15/28	5,504,000	5,026,748
		1,089,312,357
TOTAL ENERGY		1,096,361,389
FINANCIALS - 15.3%
Banks - 6.1%
Bank of America Corp.:
2.299% 7/21/32 (c)	80,000,000	61,608,546
2.972% 2/4/33 (c)	17,500,000	14,098,327
3.3% 1/11/23	32,511,000	32,499,878
3.419% 12/20/28 (c)	23,187,000	20,996,510
3.5% 4/19/26	34,343,000	32,774,967
3.705% 4/24/28 (c)	58,915,000	54,519,555
3.864% 7/23/24 (c)	46,066,000	45,648,642
3.95% 4/21/25	19,377,000	18,857,852
4.183% 11/25/27	22,749,000	21,577,441
4.2% 8/26/24	24,032,000	23,660,204
4.25% 10/22/26	20,189,000	19,501,552
4.271% 7/23/29 (c)	2,000,000	1,865,001
4.376% 4/27/28 (c)	40,000,000	38,252,918
4.45% 3/3/26	3,182,000	3,117,934
5.015% 7/22/33 (c)	50,000,000	47,469,597
Barclays PLC:
2.852% 5/7/26 (c)	34,514,000	32,071,273
2.894% 11/24/32 (c)	13,572,000	10,336,210
4.375% 1/12/26	28,767,000	27,837,564
5.088% 6/20/30 (c)	35,020,000	32,255,538
5.2% 5/12/26	11,811,000	11,486,145
BNP Paribas SA 2.219% 6/9/26 (b)(c)	32,804,000	30,118,605
Citigroup, Inc.:
3.352% 4/24/25 (c)	23,697,000	22,978,465
3.785% 3/17/33 (c)	17,500,000	14,967,602
3.875% 3/26/25	35,450,000	34,466,858
4.3% 11/20/26	52,072,000	50,371,327
4.4% 6/10/25	11,010,000	10,806,363
4.412% 3/31/31 (c)	45,100,000	41,415,177
4.45% 9/29/27	69,500,000	66,261,881
4.91% 5/24/33 (c)	47,460,000	44,443,110
5.5% 9/13/25	42,579,000	42,839,614
Citizens Financial Group, Inc. 2.638% 9/30/32	35,537,000	26,377,410
Commonwealth Bank of Australia:
3.61% 9/12/34 (b)(c)	12,091,000	10,007,966
3.784% 3/14/32 (b)	10,165,000	8,378,840
Discover Bank 4.2% 8/8/23	259,000	257,314
First Citizens Bank & Trust Co. 3.929% 6/19/24 (c)	5,620,000	5,571,163
HSBC Holdings PLC:
2.099% 6/4/26 (c)	25,000,000	22,749,913
3.973% 5/22/30 (c)	9,000,000	7,877,557
4.25% 3/14/24	10,444,000	10,258,612
4.95% 3/31/30	6,013,000	5,734,611
5.25% 3/14/44	2,847,000	2,398,087
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)	21,002,000	20,197,322
5.71% 1/15/26 (b)	48,607,000	46,711,318
JPMorgan Chase & Co.:
2.95% 10/1/26	63,807,000	59,508,014
2.956% 5/13/31 (c)	18,323,000	15,097,341
2.963% 1/25/33 (c)	17,500,000	14,243,289
3.797% 7/23/24 (c)	12,224,000	12,102,540
3.875% 9/10/24	90,088,000	88,184,394
4.125% 12/15/26	146,208,000	141,271,496
4.203% 7/23/29 (c)	3,000,000	2,795,409
4.452% 12/5/29 (c)	46,000,000	43,210,413
4.586% 4/26/33 (c)	70,000,000	64,803,419
5.717% 9/14/33 (c)	75,200,000	73,399,219
NatWest Group PLC:
3.073% 5/22/28 (c)	20,149,000	18,006,143
5.125% 5/28/24	125,085,000	123,904,184
NatWest Markets PLC 2.375% 5/21/23 (b)	37,687,000	37,206,957
Rabobank Nederland 4.375% 8/4/25	36,518,000	35,643,482
Santander Holdings U.S.A., Inc. 2.49% 1/6/28 (c)	25,589,000	21,954,916
Societe Generale:
1.038% 6/18/25 (b)(c)	55,000,000	50,915,535
1.488% 12/14/26 (b)(c)	40,199,000	34,939,494
3.337% 1/21/33 (b)(c)	17,500,000	13,780,714
Synchrony Bank:
5.4% 8/22/25	29,530,000	28,982,251
5.625% 8/23/27	26,739,000	26,055,344
Wells Fargo & Co.:
2.406% 10/30/25 (c)	19,840,000	18,762,213
3.526% 3/24/28 (c)	42,125,000	39,007,791
4.478% 4/4/31 (c)	60,800,000	56,994,262
Westpac Banking Corp. 4.11% 7/24/34 (c)	17,722,000	15,194,293
		2,111,587,882
Capital Markets - 3.9%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	27,065,000	25,946,900
4.25% 2/15/24	10,069,000	9,943,113
Ares Capital Corp.:
3.875% 1/15/26	54,729,000	50,156,442
4.2% 6/10/24	42,554,000	41,079,961
Credit Suisse Group AG:
2.593% 9/11/25 (b)(c)	48,618,000	42,981,250
3.091% 5/14/32 (b)(c)	13,398,000	9,257,300
3.75% 3/26/25	24,390,000	21,951,966
3.8% 6/9/23	43,060,000	41,929,675
3.869% 1/12/29 (b)(c)	9,005,000	7,217,943
4.194% 4/1/31 (b)(c)	40,079,000	31,113,098
4.55% 4/17/26	5,038,000	4,443,380
6.537% 8/12/33 (b)(c)	30,000,000	26,321,800
Deutsche Bank AG 4.5% 4/1/25	67,655,000	64,284,364
Deutsche Bank AG New York Branch 3.035% 5/28/32 (c)	4,469,000	3,387,202
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (c)	39,755,000	30,846,250
3.102% 2/24/33 (c)	47,500,000	38,569,075
3.2% 2/23/23	59,200,000	59,051,509
3.691% 6/5/28 (c)	21,000,000	19,511,750
3.75% 2/25/26	15,000,000	14,438,354
3.8% 3/15/30	67,720,000	60,878,556
4.25% 10/21/25	22,692,000	22,146,181
4.411% 4/23/39 (c)	3,000,000	2,592,088
5.15% 5/22/45	9,000,000	8,083,966
6.75% 10/1/37	30,816,000	32,881,388
Intercontinental Exchange, Inc. 3.75% 12/1/25	4,530,000	4,401,681
Moody's Corp.:
3.25% 1/15/28	10,681,000	9,845,337
3.25% 5/20/50	9,704,000	6,700,354
3.75% 3/24/25	21,924,000	21,315,994
4.875% 2/15/24	10,030,000	9,997,692
Morgan Stanley:
2.943% 1/21/33 (c)	17,500,000	14,157,120
3.125% 1/23/23	122,810,000	122,697,269
3.125% 7/27/26	24,646,000	22,989,095
3.622% 4/1/31 (c)	41,803,000	36,494,166
3.7% 10/23/24	15,967,000	15,584,085
3.737% 4/24/24 (c)	90,600,000	90,110,229
4.1% 5/22/23	4,810,000	4,792,415
4.21% 4/20/28 (c)	40,000,000	38,043,754
4.431% 1/23/30 (c)	54,318,000	50,553,961
5% 11/24/25	102,478,000	102,169,104
6.342% 10/18/33 (c)	58,000,000	60,772,669
Peachtree Corners Funding Trust 3.976% 2/15/25 (b)	25,500,000	24,614,629
State Street Corp. 2.901% 3/30/26 (c)	2,660,000	2,529,778
UBS Group AG:
1.494% 8/10/27 (b)(c)	24,731,000	21,277,557
4.125% 9/24/25 (b)	17,678,000	17,188,756
		1,345,249,156
Consumer Finance - 3.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	47,436,000	43,754,980
2.45% 10/29/26	17,295,000	15,123,469
2.875% 8/14/24	28,486,000	26,970,090
3% 10/29/28	18,114,000	15,175,462
3.3% 1/30/32	19,378,000	15,148,960
4.125% 7/3/23	19,471,000	19,334,914
4.45% 4/3/26	15,328,000	14,629,575
4.875% 1/16/24	28,044,000	27,776,454
6.5% 7/15/25	15,770,000	15,979,393
Ally Financial, Inc.:
1.45% 10/2/23	9,655,000	9,359,650
3.05% 6/5/23	41,948,000	41,473,262
4.75% 6/9/27	60,000,000	56,238,959
5.125% 9/30/24	9,461,000	9,367,382
5.75% 11/20/25	16,947,000	16,417,369
5.8% 5/1/25	68,233,000	67,875,257
7.1% 11/15/27	37,620,000	38,273,198
8% 11/1/31	11,577,000	11,951,473
Capital One Financial Corp.:
2.6% 5/11/23	31,704,000	31,446,885
2.636% 3/3/26 (c)	21,697,000	20,322,418
3.273% 3/1/30 (c)	32,130,000	27,470,177
3.65% 5/11/27	57,194,000	53,808,843
3.8% 1/31/28	29,870,000	27,918,693
4.985% 7/24/26 (c)	31,384,000	30,737,782
5.247% 7/26/30 (c)	40,470,000	38,541,471
Discover Financial Services:
3.95% 11/6/24	41,289,000	40,188,581
4.1% 2/9/27	5,722,000	5,384,372
4.5% 1/30/26	23,106,000	22,334,419
6.7% 11/29/32	7,907,000	8,037,280
Ford Motor Credit Co. LLC:
4.063% 11/1/24	79,422,000	76,250,830
5.584% 3/18/24	30,750,000	30,345,638
Synchrony Financial:
3.95% 12/1/27	37,530,000	33,471,103
4.25% 8/15/24	29,533,000	28,854,799
4.375% 3/19/24	24,886,000	24,437,962
5.15% 3/19/29	40,161,000	38,003,164
Toyota Motor Credit Corp.:
2.9% 3/30/23	32,287,000	32,158,856
3% 4/1/25	29,531,000	28,357,220
3.375% 4/1/30	9,583,000	8,690,699
		1,051,611,039
Diversified Financial Services - 1.1%
Blackstone Private Credit Fund:
4.7% 3/24/25	73,143,000	70,114,137
7.05% 9/29/25 (b)	39,080,000	38,770,177
Brixmor Operating Partnership LP:
3.85% 2/1/25	450,000	431,784
4.05% 7/1/30	22,047,000	19,286,825
4.125% 6/15/26	26,610,000	25,090,785
4.125% 5/15/29	24,028,000	21,482,505
Corebridge Financial, Inc.:
3.5% 4/4/25 (b)	9,337,000	8,951,147
3.65% 4/5/27 (b)	33,012,000	30,773,479
3.85% 4/5/29 (b)	13,061,000	11,896,059
3.9% 4/5/32 (b)	15,550,000	13,580,863
4.35% 4/5/42 (b)	3,537,000	2,901,575
4.4% 4/5/52 (b)	10,459,000	8,289,600
Equitable Holdings, Inc. 3.9% 4/20/23	3,067,000	3,056,875
Jackson Financial, Inc.:
5.17% 6/8/27	14,655,000	14,438,628
5.67% 6/8/32	31,874,000	29,925,812
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)	29,300,000	28,917,914
Pine Street Trust I 4.572% 2/15/29 (b)	27,943,000	25,840,555
Pine Street Trust II 5.568% 2/15/49 (b)	29,500,000	25,987,979
		379,736,699
Insurance - 1.2%
AFLAC, Inc. 3.6% 4/1/30	9,937,000	8,994,131
AIA Group Ltd.:
3.2% 9/16/40 (b)	15,222,000	10,864,466
3.375% 4/7/30 (b)	30,867,000	27,132,127
American International Group, Inc. 2.5% 6/30/25	33,734,000	31,757,188
Aon PLC 4% 11/27/23	13,880,000	13,742,851
Five Corners Funding Trust II 2.85% 5/15/30 (b)	48,444,000	40,608,760
Liberty Mutual Group, Inc.:
3.951% 10/15/50 (b)	4,626,000	3,226,997
4.25% 6/15/23 (b)	2,019,000	2,004,645
4.569% 2/1/29 (b)	27,600,000	25,798,237
Lincoln National Corp. 3.4% 1/15/31	34,132,000	28,231,628
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	19,688,000	19,016,408
4.75% 3/15/39	9,035,000	8,302,126
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (b)	20,812,000	13,639,240
Metropolitan Life Global Funding I 3% 1/10/23 (b)	223,000	222,924
New York Life Insurance Co. 3.75% 5/15/50 (b)	7,429,000	5,680,670
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (b)	2,000	2,043
Pacific LifeCorp 5.125% 1/30/43 (b)	15,610,000	14,063,265
Progressive Corp. 3.2% 3/26/30	3,815,000	3,423,112
Prudential Financial, Inc. 6% 9/1/52 (c)	55,017,000	53,172,609
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)	11,400,000	10,496,436
Teachers Insurance & Annuity Association of America:
3.3% 5/15/50 (b)	16,941,000	11,712,217
4.9% 9/15/44 (b)	29,277,000	26,762,118
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)	8,401,000	8,177,467
Unum Group:
3.875% 11/5/25	16,863,000	16,102,480
4% 6/15/29	21,076,000	19,038,680
5.75% 8/15/42	29,395,000	26,421,745
		428,594,570
TOTAL FINANCIALS		5,316,779,346
HEALTH CARE - 1.8%
Biotechnology - 0.2%
AbbVie, Inc. 3.2% 11/21/29	17,500,000	15,775,795
Amgen, Inc. 1.65% 8/15/28	65,000,000	54,197,437
		69,973,232
Health Care Providers & Services - 1.1%
Centene Corp.:
2.45% 7/15/28	32,380,000	27,303,539
2.625% 8/1/31	15,205,000	11,922,620
3.375% 2/15/30	17,480,000	14,777,068
4.25% 12/15/27	19,645,000	18,424,323
4.625% 12/15/29	30,530,000	27,899,408
Cigna Corp.:
3.05% 10/15/27	67,800,000	62,034,066
4.375% 10/15/28	29,050,000	28,016,806
4.8% 8/15/38	18,087,000	16,785,329
4.8% 7/15/46	9,700,000	8,653,603
4.9% 12/15/48	18,071,000	16,282,184
CVS Health Corp.:
3% 8/15/26	2,965,000	2,769,461
3.625% 4/1/27	7,479,000	7,097,195
3.875% 7/20/25	20,803,000	20,300,128
HCA Holdings, Inc.:
3.5% 9/1/30	18,350,000	15,826,439
3.625% 3/15/32 (b)	4,185,000	3,541,153
5.625% 9/1/28	19,094,000	19,010,248
5.875% 2/1/29	21,003,000	20,937,378
Humana, Inc. 3.7% 3/23/29	12,046,000	11,028,580
Sabra Health Care LP:
3.2% 12/1/31	39,949,000	29,724,731
3.9% 10/15/29	10,094,000	8,444,729
Toledo Hospital 5.325% 11/15/28	9,969,000	7,786,786
		378,565,774
Pharmaceuticals - 0.5%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	63,993,000	62,004,459
Elanco Animal Health, Inc.:
5.772% 8/28/23	15,106,000	14,954,940
6.4% 8/28/28 (c)	6,362,000	6,053,507
Mylan NV 4.55% 4/15/28	6,911,000	6,393,221
Utah Acquisition Sub, Inc. 3.95% 6/15/26	12,375,000	11,568,951
Viatris, Inc.:
1.65% 6/22/25	4,370,000	3,957,876
2.7% 6/22/30	39,716,000	31,051,329
3.85% 6/22/40	9,677,000	6,488,409
4% 6/22/50	16,712,000	10,296,896
Zoetis, Inc. 3.25% 2/1/23	2,327,000	2,323,606
		155,093,194
TOTAL HEALTH CARE		603,632,200
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.1%
BAE Systems PLC 3.4% 4/15/30 (b)	9,575,000	8,449,110
The Boeing Co.:
5.805% 5/1/50	29,870,000	27,694,743
5.93% 5/1/60	12,640,000	11,514,335
		47,658,188
Industrial Conglomerates - 0.0%
3M Co.:
2.65% 4/15/25	1,885,000	1,800,847
3.05% 4/15/30	1,519,000	1,333,575
3.7% 4/15/50	1,875,000	1,435,262
		4,569,684
Machinery - 0.3%
Daimler Trucks Finance North America LLC:
1.125% 12/14/23 (b)	30,000,000	28,820,711
1.625% 12/13/24 (b)	28,773,000	26,702,460
2% 12/14/26 (b)	30,000,000	26,432,790
Deere & Co.:
2.75% 4/15/25	3,746,000	3,598,102
3.1% 4/15/30	9,897,000	8,863,080
		94,417,143
Professional Services - 0.1%
Leidos, Inc.:
2.95% 5/15/23	16,357,000	16,226,396
3.625% 5/15/25	12,349,000	11,858,335
Thomson Reuters Corp. 3.85% 9/29/24	3,021,000	2,925,086
		31,009,817
Road & Rail - 0.0%
CSX Corp. 3.8% 4/15/50	5,875,000	4,556,026
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
2.25% 1/15/23	6,049,000	6,043,246
3% 9/15/23	4,193,000	4,121,883
3.375% 7/1/25	28,656,000	27,103,441
3.875% 7/3/23	1,190,000	1,179,253
4.25% 2/1/24	28,366,000	27,877,284
4.25% 9/15/24	16,843,000	16,479,138
		82,804,245
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (b)	10,113,000	9,681,183
4.375% 5/1/26 (b)	21,306,000	19,412,867
5.25% 5/15/24 (b)	21,769,000	21,335,363
		50,429,413
TOTAL INDUSTRIALS		315,444,516
INFORMATION TECHNOLOGY - 0.9%
Electronic Equipment & Components - 0.2%
Dell International LLC/EMC Corp.:
5.3% 10/1/29	11,000,000	10,758,023
5.45% 6/15/23	5,972,000	5,975,778
5.85% 7/15/25	5,417,000	5,474,584
6.02% 6/15/26	7,709,000	7,864,381
6.1% 7/15/27	9,944,000	10,216,009
6.2% 7/15/30	8,607,000	8,750,074
		49,038,849
IT Services - 0.0%
MasterCard, Inc.:
3.3% 3/26/27	3,028,000	2,883,789
3.35% 3/26/30	4,213,000	3,862,779
		6,746,568
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom, Inc.:
1.95% 2/15/28 (b)	7,184,000	6,067,749
2.45% 2/15/31 (b)	61,131,000	48,147,925
2.6% 2/15/33 (b)	61,131,000	45,884,757
3.5% 2/15/41 (b)	49,365,000	35,050,818
3.75% 2/15/51 (b)	23,167,000	15,994,006
		151,145,255
Software - 0.3%
Oracle Corp.:
2.5% 4/1/25	24,552,000	23,149,507
2.8% 4/1/27	24,552,000	22,342,197
2.95% 4/1/30	24,600,000	20,974,017
3.6% 4/1/40	24,550,000	18,010,147
3.6% 4/1/50	24,550,000	16,528,697
3.85% 4/1/60	24,600,000	16,345,089
		117,349,654
TOTAL INFORMATION TECHNOLOGY		324,280,326
MATERIALS - 0.0%
Chemicals - 0.0%
The Dow Chemical Co. 4.55% 11/30/25	13,459,000	13,368,342
REAL ESTATE - 3.2%
Equity Real Estate Investment Trusts (REITs) - 2.6%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	19,486,000	14,920,654
4.9% 12/15/30	17,745,000	17,287,486
American Homes 4 Rent LP:
2.375% 7/15/31	3,169,000	2,444,339
3.625% 4/15/32	14,296,000	12,025,302
4.3% 4/15/52	9,909,000	7,262,537
Boston Properties, Inc.:
3.25% 1/30/31	16,564,000	13,693,106
4.5% 12/1/28	18,628,000	17,268,859
6.75% 12/1/27	24,397,000	25,155,901
Corporate Office Properties LP:
2% 1/15/29	2,896,000	2,220,943
2.25% 3/15/26	7,272,000	6,375,527
2.75% 4/15/31	7,105,000	5,317,393
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	6,066,000	5,064,893
3.5% 8/1/26	6,318,000	5,880,527
Healthpeak Properties, Inc.:
3.25% 7/15/26	2,733,000	2,579,713
3.4% 2/1/25	912,000	877,439
3.5% 7/15/29	3,125,000	2,781,021
Hudson Pacific Properties LP 4.65% 4/1/29	37,205,000	31,786,152
Invitation Homes Operating Partnership LP 4.15% 4/15/32	21,143,000	18,497,706
Kite Realty Group Trust:
4% 3/15/25	27,373,000	26,037,648
4.75% 9/15/30	42,235,000	37,180,992
LXP Industrial Trust (REIT):
2.7% 9/15/30	7,890,000	6,284,788
4.4% 6/15/24	8,117,000	7,885,750
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	26,948,000	19,482,688
3.375% 2/1/31	14,471,000	11,154,678
3.625% 10/1/29	26,970,000	22,125,860
4.375% 8/1/23	7,048,000	7,007,920
4.5% 1/15/25	12,446,000	12,093,297
4.5% 4/1/27	86,567,000	81,064,467
4.75% 1/15/28	28,933,000	26,659,814
4.95% 4/1/24	6,427,000	6,332,580
5.25% 1/15/26	28,200,000	27,613,636
Piedmont Operating Partnership LP 2.75% 4/1/32	6,300,000	4,409,512
Prologis LP 3.25% 6/30/26	2,124,000	2,015,365
Realty Income Corp.:
2.2% 6/15/28	3,445,000	2,950,179
2.85% 12/15/32	4,238,000	3,436,855
3.25% 1/15/31	4,502,000	3,903,982
3.4% 1/15/28	7,083,000	6,522,169
Regency Centers LP 3.7% 6/15/30	25,000,000	21,808,189
Retail Opportunity Investments Partnership LP:
4% 12/15/24	4,615,000	4,411,212
5% 12/15/23	3,475,000	3,435,874
Simon Property Group LP 2.65% 2/1/32	30,000,000	24,014,033
SITE Centers Corp.:
3.625% 2/1/25	10,990,000	10,372,277
4.25% 2/1/26	15,247,000	14,360,341
Store Capital Corp.:
2.75% 11/18/30	8,515,000	6,535,148
4.625% 3/15/29	8,847,000	7,925,651
Sun Communities Operating LP:
2.3% 11/1/28	7,110,000	5,918,899
2.7% 7/15/31	18,176,000	14,346,685
Ventas Realty LP:
2.5% 9/1/31	53,031,000	41,614,337
3% 1/15/30	35,454,000	29,743,368
3.5% 2/1/25	7,488,000	7,191,484
3.75% 5/1/24	7,900,000	7,721,877
4% 3/1/28	10,351,000	9,570,715
4.125% 1/15/26	7,649,000	7,419,104
4.375% 2/1/45	3,802,000	2,946,946
4.75% 11/15/30	41,973,000	39,190,323
VICI Properties LP:
4.375% 5/15/25	3,704,000	3,592,243
4.75% 2/15/28	29,291,000	27,787,425
4.95% 2/15/30	38,231,000	36,392,752
5.125% 5/15/32	10,549,000	9,767,847
Vornado Realty LP 2.15% 6/1/26	7,918,000	6,690,643
Welltower, Inc. 4% 6/1/25	4,568,000	4,449,415
WP Carey, Inc.:
3.85% 7/15/29	6,097,000	5,476,754
4% 2/1/25	26,847,000	26,160,347
4.6% 4/1/24	14,578,000	14,439,356
		898,884,923
Real Estate Management & Development - 0.6%
Brandywine Operating Partnership LP:
3.95% 11/15/27	20,195,000	16,950,758
4.1% 10/1/24	23,803,000	22,648,888
4.55% 10/1/29	27,295,000	22,818,766
7.55% 3/15/28	33,242,000	32,599,740
CBRE Group, Inc.:
2.5% 4/1/31	23,518,000	18,536,762
4.875% 3/1/26	19,900,000	19,646,293
Essex Portfolio LP 3.875% 5/1/24	5,285,000	5,174,565
Mid-America Apartments LP 4% 11/15/25	3,541,000	3,441,131
Tanger Properties LP:
2.75% 9/1/31	18,732,000	13,563,848
3.125% 9/1/26	16,602,000	15,076,064
3.875% 7/15/27	28,881,000	26,345,402
		196,802,217
TOTAL REAL ESTATE		1,095,687,140
UTILITIES - 1.5%
Electric Utilities - 0.6%
Alabama Power Co. 3.05% 3/15/32	29,471,000	25,392,181
Cleco Corporate Holdings LLC:
3.375% 9/15/29	15,724,000	13,374,894
3.743% 5/1/26	60,730,000	57,335,566
Cleveland Electric Illuminating Co. 5.95% 12/15/36	1,128,000	1,119,015
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	10,574,000	8,377,139
2.775% 1/7/32 (b)	19,219,000	15,032,525
Eversource Energy 2.8% 5/1/23	435,000	432,786
Exelon Corp.:
2.75% 3/15/27	6,523,000	5,982,142
3.35% 3/15/32	7,920,000	6,878,467
4.05% 4/15/30	7,291,000	6,768,947
4.1% 3/15/52	5,867,000	4,688,107
4.7% 4/15/50	3,246,000	2,827,485
FirstEnergy Corp. 7.375% 11/15/31	36,261,000	40,838,951
IPALCO Enterprises, Inc. 3.7% 9/1/24	9,552,000	9,256,065
		198,304,270
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (b)	6,475,473	6,654,763
Independent Power and Renewable Electricity Producers - 0.4%
Emera U.S. Finance LP 3.55% 6/15/26	6,732,000	6,305,865
The AES Corp.:
1.375% 1/15/26	30,500,000	27,083,654
2.45% 1/15/31	28,885,000	22,978,632
3.3% 7/15/25 (b)	37,234,000	35,107,962
3.95% 7/15/30 (b)	42,717,000	37,676,394
		129,152,507
Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co.:
3.7% 7/15/30	4,149,000	3,780,057
4.05% 4/15/25	53,700,000	52,873,420
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	3,290,000	2,958,905
NiSource, Inc.:
2.95% 9/1/29	40,740,000	35,333,510
3.6% 5/1/30	22,835,000	20,332,742
Puget Energy, Inc.:
4.1% 6/15/30	25,767,000	23,008,930
4.224% 3/15/32	27,319,000	24,244,204
Sempra Energy 6% 10/15/39	5,386,000	5,442,755
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.610% 6.7186% 5/15/67 (c)(d)	12,629,000	10,564,664
		178,539,187
TOTAL UTILITIES		512,650,727
TOTAL NONCONVERTIBLE BONDS (Cost $12,422,870,313)		11,095,205,295

U.S. Treasury Obligations - 36.3%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.75% 8/15/41	896,321,000	613,384,674
1.875% 11/15/51	120,053,000	76,036,694
2% 11/15/41 (e)(f)	2,400,000	1,713,656
2% 8/15/51	1,412,404,000	924,793,581
2.375% 2/15/42	95,700,000	73,101,603
2.875% 5/15/52	556,400,000	447,814,868
3% 2/15/49	794,760,000	657,792,174
3.25% 5/15/42 (e)(f)(g)	22,470,000	19,699,870
3.375% 8/15/42	485,600,000	434,005,000
4% 11/15/52	185,000,000	185,958,596
U.S. Treasury Notes:
1.25% 12/31/26	1,000,000,000	895,507,810
1.25% 4/30/28	2,172,413,000	1,884,992,562
1.5% 11/30/28	800,000,000	694,718,752
1.625% 5/15/26	708,147,900	651,745,024
1.875% 2/28/27	570,000,000	522,039,847
2% 5/31/24	191,790,000	184,785,169
2.125% 7/31/24	245,203,000	235,845,058
2.125% 11/30/24	264,890,000	253,559,743
2.375% 3/31/29	504,000,000	458,285,628
2.625% 7/31/29	273,317,000	251,675,845
2.75% 8/15/32 (g)	982,467,000	894,659,012
2.875% 5/15/32	912,142,000	840,595,862
3.875% 11/30/29	255,000,000	253,286,719
4% 10/31/29	1,962,000	1,962,613
4.125% 11/15/32	1,083,000,000	1,105,167,656
4.375% 10/31/24	41,600,000	41,481,375
TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,606,880,715)		12,604,609,391

U.S. Government Agency - Mortgage Securities - 23.7%
	Principal Amount (a)	Value ($)
Fannie Mae - 5.5%
12 month U.S. LIBOR + 1.390% 2.451% 5/1/33 (c)(d)	1,887	1,874
12 month U.S. LIBOR + 1.440% 1.945% 4/1/37 (c)(d)	17,368	17,291
12 month U.S. LIBOR + 1.460% 3.148% 1/1/35 (c)(d)	18,126	18,062
12 month U.S. LIBOR + 1.480% 3.787% 7/1/34 (c)(d)	4,811	4,823
12 month U.S. LIBOR + 1.550% 3.803% 6/1/36 (c)(d)	33,868	34,161
12 month U.S. LIBOR + 1.560% 2.065% 3/1/37 (c)(d)	18,188	18,182
12 month U.S. LIBOR + 1.620% 3.2% 3/1/33 (c)(d)	18,264	18,243
12 month U.S. LIBOR + 1.620% 3.87% 5/1/35 (c)(d)	35,487	35,609
12 month U.S. LIBOR + 1.630% 3.28% 11/1/36 (c)(d)	122,682	123,227
12 month U.S. LIBOR + 1.630% 3.467% 7/1/35 (c)(d)	77,194	77,753
12 month U.S. LIBOR + 1.630% 3.815% 9/1/36 (c)(d)	12,059	12,094
12 month U.S. LIBOR + 1.640% 3.274% 5/1/36 (c)(d)	30,637	30,837
12 month U.S. LIBOR + 1.640% 3.895% 6/1/47 (c)(d)	26,383	26,643
12 month U.S. LIBOR + 1.680% 2.996% 7/1/43 (c)(d)	327,963	330,872
12 month U.S. LIBOR + 1.700% 3.186% 6/1/42 (c)(d)	37,663	38,105
12 month U.S. LIBOR + 1.710% 2.746% 3/1/36 (c)(d)	60,230	60,700
12 month U.S. LIBOR + 1.730% 2.354% 3/1/40 (c)(d)	37,306	37,547
12 month U.S. LIBOR + 1.730% 3.105% 5/1/36 (c)(d)	75,293	75,985
12 month U.S. LIBOR + 1.730% 3.442% 5/1/36 (c)(d)	29,329	29,651
12 month U.S. LIBOR + 1.750% 2.617% 7/1/35 (c)(d)	23,326	23,371
12 month U.S. LIBOR + 1.750% 4% 8/1/41 (c)(d)	53,020	53,550
12 month U.S. LIBOR + 1.800% 2.353% 1/1/42 (c)(d)	78,656	79,172
12 month U.S. LIBOR + 1.800% 4.048% 12/1/40 (c)(d)	1,081,776	1,094,549
12 month U.S. LIBOR + 1.800% 4.05% 7/1/41 (c)(d)	17,225	17,427
12 month U.S. LIBOR + 1.810% 2.06% 12/1/39 (c)(d)	29,766	29,948
12 month U.S. LIBOR + 1.810% 2.304% 2/1/42 (c)(d)	46,542	46,870
12 month U.S. LIBOR + 1.810% 3.999% 7/1/41 (c)(d)	23,962	24,324
12 month U.S. LIBOR + 1.810% 4.068% 9/1/41 (c)(d)	12,434	12,559
12 month U.S. LIBOR + 1.820% 2.294% 2/1/35 (c)(d)	48,845	48,978
12 month U.S. LIBOR + 1.830% 4.08% 10/1/41 (c)(d)	11,921	11,855
12 month U.S. LIBOR + 1.950% 3.771% 7/1/37 (c)(d)	81,279	82,607
6 month U.S. LIBOR + 1.310% 3.438% 5/1/34 (c)(d)	45,828	45,459
6 month U.S. LIBOR + 1.420% 2.572% 9/1/33 (c)(d)	79,606	78,631
6 month U.S. LIBOR + 1.500% 2.898% 1/1/35 (c)(d)	39,170	39,085
6 month U.S. LIBOR + 1.510% 3.523% 2/1/33 (c)(d)	199	201
6 month U.S. LIBOR + 1.530% 2.785% 12/1/34 (c)(d)	19,726	19,639
6 month U.S. LIBOR + 1.530% 2.835% 3/1/35 (c)(d)	29,642	29,526
6 month U.S. LIBOR + 1.550% 4.011% 10/1/33 (c)(d)	3,131	3,165
6 month U.S. LIBOR + 1.560% 3.64% 7/1/35 (c)(d)	5,412	5,501
6 month U.S. LIBOR + 1.740% 3.865% 12/1/34 (c)(d)	987	992
6 month U.S. LIBOR + 1.960% 3.434% 9/1/35 (c)(d)	7,723	7,767
6 month U.S. LIBOR + 2.500% 3.75% 3/1/36 (c)(d)	47,532	48,308
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.583% 3/1/35 (c)(d)	17,690	17,929
U.S. TREASURY 1 YEAR INDEX + 2.220% 2.443% 8/1/36 (c)(d)	94,766	96,525
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.395% 6/1/36 (c)(d)	42,501	43,224
U.S. TREASURY 1 YEAR INDEX + 2.280% 4.407% 10/1/33 (c)(d)	34,099	34,792
U.S. TREASURY 1 YEAR INDEX + 2.420% 3.598% 5/1/35 (c)(d)	20,781	21,186
U.S. TREASURY 1 YEAR INDEX + 2.460% 3.987% 7/1/34 (c)(d)	39,301	40,087
1.5% 1/1/36 to 6/1/51	57,206,251	47,840,146
2% 10/1/35 to 3/1/52	436,300,298	360,604,818
2.5% 9/1/29 to 2/1/52	447,173,324	386,010,773
3% 12/1/28 to 3/1/52 (f)	309,024,204	277,069,740
3.25% 12/1/41	18,646	17,206
3.4% 7/1/42 to 9/1/42	356,755	330,154
3.5% 10/1/33 to 5/1/52 (e)	414,609,106	379,881,373
3.65% 5/1/42 to 8/1/42	107,037	100,777
3.9% 4/1/42	29,301	27,960
4% 3/1/36 to 9/1/52	159,732,518	153,339,139
4.25% 11/1/41	58,469	56,990
4.5% to 4.5% 6/1/24 to 12/1/52	115,324,974	113,396,784
5% 3/1/23 to 1/1/53	124,302,848	124,248,832
5.264% 8/1/41 (c)	791,416	793,797
5.5% 12/1/23 to 11/1/52	30,040,696	30,391,387
6% to 6% 9/1/29 to 11/1/52	30,252,472	31,033,755
6.5% 7/1/23 to 4/1/37	467,169	482,339
6.668% 2/1/39 (c)	436,503	446,570
7% to 7% 4/1/23 to 7/1/37	453,677	471,225
7.5% to 7.5% 6/1/25 to 11/1/31	339,792	353,994
8% 3/1/37	9,058	9,934
TOTAL FANNIE MAE		1,909,956,579
Freddie Mac - 4.8%
12 month U.S. LIBOR + 1.320% 2.364% 1/1/36 (c)(d)	15,805	15,570
12 month U.S. LIBOR + 1.370% 3.141% 3/1/36 (c)(d)	68,862	68,180
12 month U.S. LIBOR + 1.500% 2.637% 3/1/36 (c)(d)	40,080	39,793
12 month U.S. LIBOR + 1.750% 3.89% 12/1/40 (c)(d)	462,971	463,381
12 month U.S. LIBOR + 1.750% 4% 7/1/41 (c)(d)	105,169	105,923
12 month U.S. LIBOR + 1.750% 4% 9/1/41 (c)(d)	183,892	184,368
12 month U.S. LIBOR + 1.800% 3.622% 5/1/35 (c)(d)	81,811	82,283
12 month U.S. LIBOR + 1.860% 3.239% 4/1/36 (c)(d)	27,054	27,250
12 month U.S. LIBOR + 1.880% 3.255% 4/1/41 (c)(d)	4,723	4,759
12 month U.S. LIBOR + 1.880% 4.13% 9/1/41 (c)(d)	18,718	18,781
12 month U.S. LIBOR + 1.900% 3.714% 10/1/42 (c)(d)	65,364	65,785
12 month U.S. LIBOR + 1.910% 3.22% 5/1/41 (c)(d)	37,262	37,563
12 month U.S. LIBOR + 1.910% 3.568% 5/1/41 (c)(d)	38,936	39,323
12 month U.S. LIBOR + 1.910% 3.774% 6/1/41 (c)(d)	48,611	49,126
12 month U.S. LIBOR + 1.910% 4.16% 6/1/41 (c)(d)	12,374	12,530
12 month U.S. LIBOR + 2.020% 2.93% 4/1/38 (c)(d)	23,345	23,422
12 month U.S. LIBOR + 2.030% 4.158% 3/1/33 (c)(d)	503	501
12 month U.S. LIBOR + 2.040% 4.265% 7/1/36 (c)(d)	35,702	36,103
12 month U.S. LIBOR + 2.200% 4.45% 12/1/36 (c)(d)	46,031	46,596
6 month U.S. LIBOR + 1.120% 2.424% 8/1/37 (c)(d)	24,365	23,877
6 month U.S. LIBOR + 1.580% 5.08% 12/1/35 (c)(d)	235	238
6 month U.S. LIBOR + 1.650% 4.177% 4/1/35 (c)(d)	60,085	60,628
6 month U.S. LIBOR + 1.880% 3.488% 10/1/36 (c)(d)	67,070	66,942
6 month U.S. LIBOR + 1.990% 3.665% 10/1/35 (c)(d)	32,541	32,549
6 month U.S. LIBOR + 2.020% 5.51% 6/1/37 (c)(d)	14,490	14,832
6 month U.S. LIBOR + 2.680% 4.983% 10/1/35 (c)(d)	31,397	32,204
U.S. TREASURY 1 YEAR INDEX + 2.030% 2.948% 6/1/33 (c)(d)	48,634	48,880
U.S. TREASURY 1 YEAR INDEX + 2.240% 2.372% 1/1/35 (c)(d)	3,727	3,771
U.S. TREASURY 1 YEAR INDEX + 2.260% 3.228% 6/1/33 (c)(d)	99,480	100,275
U.S. TREASURY 1 YEAR INDEX + 2.430% 3.94% 3/1/35 (c)(d)	184,173	186,990
1.5% 7/1/35 to 6/1/51	37,624,148	30,900,317
2% 4/1/41 to 4/1/52	427,583,710	352,510,738
2.5% 10/1/29 to 3/1/52	405,970,249	351,373,324
3% 6/1/31 to 4/1/52	351,993,461	316,295,442
3.5% 12/1/29 to 4/1/52 (e)	284,751,220	265,170,691
4% 1/1/36 to 8/1/52 (f)	151,962,438	146,002,793
4% 4/1/48	28,372	27,201
4.5% 6/1/25 to 9/1/52	101,450,744	98,750,139
5% 8/1/33 to 12/1/52	98,442,228	98,344,741
5.5% 10/1/52	9,937,576	9,993,768
6% 1/1/23 to 12/1/37	897,478	931,550
6.5% 5/1/26 to 9/1/39	1,352,829	1,429,840
7% 3/1/26 to 9/1/36	334,223	351,482
7.5% 7/1/26 to 6/1/32	75,402	79,054
8% 7/1/24 to 4/1/32	12,498	13,109
8.5% 1/1/25 to 1/1/28	5,161	5,364
TOTAL FREDDIE MAC		1,674,071,976
Ginnie Mae - 5.7%
3% 5/15/42 to 11/20/50	60,142,124	54,037,221
3.5% 9/20/40 to 2/20/50	51,286,910	48,018,117
4% 7/15/39 to 6/20/49 (f)	99,001,895	95,006,581
4.5% 6/20/33 to 8/15/41	27,582,191	27,213,508
5.5% 7/15/33 to 9/15/39	1,006,360	1,033,724
6% to 6% 10/15/30 to 5/15/40	955,891	997,481
7% to 7% 3/15/23 to 11/15/32	944,142	981,781
7.5% to 7.5% 2/15/23 to 9/15/31	126,505	130,108
8% 12/15/23 to 11/15/29	17,119	17,589
8.5% 11/15/27 to 11/15/31	25,367	26,894
2% 10/20/50 to 4/20/51	38,497,967	32,494,736
2% 1/1/53 (h)	33,450,000	28,063,547
2% 1/1/53 (h)	47,075,000	39,494,513
2% 1/1/53 (h)	12,300,000	10,319,331
2% 1/1/53 (h)	41,175,000	34,544,590
2% 1/1/53 (h)	148,150,000	124,293,406
2% 1/1/53 (h)	90,350,000	75,800,940
2% 1/1/53 (h)	30,100,000	25,252,997
2% 1/1/53 (h)	29,825,000	25,022,280
2% 1/1/53 (h)	30,250,000	25,378,843
2% 1/1/53 (h)	60,200,000	50,505,994
2% 1/1/53 (h)	39,400,000	33,055,418
2% 2/1/53 (h)	118,500,000	99,524,405
2% 2/1/53 (h)	148,150,000	124,426,503
2% 3/1/53 (h)	29,650,000	24,921,786
2.5% 7/20/51	32,424,451	28,198,672
2.5% 1/1/53 (h)	34,450,000	29,842,078
2.5% 1/1/53 (h)	8,550,000	7,406,379
2.5% 1/1/53 (h)	91,650,000	79,391,189
2.5% 1/1/53 (h)	62,600,000	54,226,824
2.5% 1/1/53 (h)	30,550,000	26,463,730
2.5% 1/1/53 (h)	31,000,000	26,853,539
2.5% 1/1/53 (h)	62,350,000	54,010,264
2.5% 1/1/53 (h)	34,050,000	29,495,581
2.5% 2/1/53 (h)	122,200,000	105,940,838
3% 1/1/53 (h)	30,900,000	27,521,904
3% 1/1/53 (h)	6,600,000	5,878,465
3% 1/1/53 (h)	27,800,000	24,760,807
3% 1/1/53 (h)	104,500,000	93,075,694
3% 1/1/53 (h)	73,450,000	65,420,189
3% 1/1/53 (h)	44,050,000	39,234,300
3% 2/1/53 (h)	111,100,000	99,010,576
3% 2/1/53 (h)	27,800,000	24,774,924
3.5% 1/1/53 (h)	23,350,000	21,453,513
3.5% 1/1/53 (h)	17,800,000	16,354,284
3.5% 1/1/53 (h)	76,750,000	70,516,365
3.5% 2/1/53 (h)	62,700,000	57,634,448
5% 12/15/32 to 4/20/48	11,931,149	12,014,500
6.5% 3/20/31 to 6/15/37	129,839	136,141
TOTAL GINNIE MAE		1,980,177,497
Uniform Mortgage Backed Securities - 7.7%
1.5% 1/1/38 (h)	15,850,000	13,758,667
1.5% 1/1/38 (h)	14,700,000	12,760,404
1.5% 1/1/38 (h)	30,550,000	26,519,071
1.5% 1/1/38 (h)	15,900,000	13,802,070
1.5% 1/1/38 (h)	63,550,000	55,164,876
1.5% 2/1/38 (h)	47,650,000	41,424,232
1.5% 2/1/38 (h)	31,750,000	27,601,666
1.5% 1/1/53 (h)	126,100,000	97,325,859
1.5% 1/1/53 (h)	29,450,000	22,729,949
1.5% 1/1/53 (h)	45,975,000	35,484,190
2% 1/1/38 (h)	23,550,000	20,977,165
2% 1/1/38 (h)	47,850,000	42,622,392
2% 1/1/38 (h)	2,350,000	2,093,263
2% 1/1/38 (h)	11,350,000	10,110,014
2% 1/1/38 (h)	12,400,000	11,045,301
2% 1/1/38 (h)	47,100,000	41,954,330
2% 1/1/38 (h)	78,500,000	69,923,883
2% 1/1/38 (h)	23,550,000	20,977,165
2% 2/1/38 (h)	65,750,000	58,643,865
2% 2/1/38 (h)	57,500,000	51,285,509
2% 2/1/38 (h)	39,850,000	35,543,088
2% 1/1/53 (h)	71,475,000	58,339,239
2% 1/1/53 (h)	108,950,000	88,927,038
2% 1/1/53 (h)	55,050,000	44,932,845
2% 1/1/53 (h)	110,100,000	89,865,690
2% 1/1/53 (h)	27,550,000	22,486,828
2% 1/1/53 (h)	27,500,000	22,446,017
2% 1/1/53 (h)	5,500,000	4,489,203
2% 1/1/53 (h)	27,550,000	22,486,828
2% 1/1/53 (h)	110,800,000	90,437,043
2% 1/1/53 (h)	54,800,000	44,728,790
2% 2/1/53 (h)	54,800,000	44,780,165
2% 2/1/53 (h)	108,950,000	89,029,179
2% 2/1/53 (h)	5,450,000	4,453,502
2% 2/1/53 (h)	54,450,000	44,494,161
2% 2/1/53 (h)	54,450,000	44,494,161
2.5% 1/1/38 (h)	17,800,000	16,306,470
2.5% 1/1/53 (h)	106,600,000	90,376,813
2.5% 1/1/53 (h)	15,350,000	13,013,922
2.5% 1/1/53 (h)	76,900,000	65,196,781
2.5% 1/1/53 (h)	16,300,000	13,819,344
2.5% 1/1/53 (h)	78,900,000	66,892,406
2.5% 1/1/53 (h)	103,600,000	87,833,375
2.5% 1/1/53 (h)	7,900,000	6,697,719
2.5% 1/1/53 (h)	86,800,000	73,590,125
2.5% 1/1/53 (h)	28,950,000	24,544,172
2.5% 2/1/53 (h)	111,500,000	94,618,209
2.5% 2/1/53 (h)	78,900,000	66,954,051
2.5% 2/1/53 (h)	76,300,000	64,747,707
3% 1/1/38 (h)	13,000,000	12,181,400
3% 1/1/53 (h)	10,100,000	8,873,008
3% 1/1/53 (h)	20,200,000	17,746,015
3% 1/1/53 (h)	157,650,000	138,497,984
3% 1/1/53 (h)	3,200,000	2,811,250
3.5% 1/1/53 (h)	8,425,000	7,662,138
3.5% 1/1/53 (h)	8,425,000	7,662,138
3.5% 1/1/53 (h)	19,400,000	17,643,380
4% 1/1/53 (h)	36,550,000	34,311,294
4% 1/1/53 (h)	19,700,000	18,493,365
4.5% 1/1/53 (h)	40,000,000	38,556,248
4.5% 1/1/53 (h)	73,300,000	70,654,324
5% 1/1/53 (h)	42,300,000	41,711,785
5% 1/1/53 (h)	5,700,000	5,620,737
5.5% 1/1/53 (h)	36,800,000	36,909,267
5.5% 1/1/53 (h)	12,400,000	12,436,818
5.5% 1/1/53 (h)	13,600,000	13,640,381
5.5% 1/1/53 (h)	13,250,000	13,289,342
5.5% 1/1/53 (h)	13,300,000	13,339,490
5.5% 1/1/53 (h)	13,250,000	13,289,342
5.5% 1/1/53 (h)	12,300,000	12,336,521
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		2,650,394,969
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $8,737,779,131)		8,214,601,021

Asset-Backed Securities - 6.0%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	11,558,277	7,003,343
Series 2019-1 Class A, 3.844% 5/15/39 (b)	9,936,738	6,483,904
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	23,154,563	17,135,016
Class B, 4.458% 10/16/39 (b)	4,664,187	1,492,680
Series 2021-1A Class A, 2.95% 11/16/41 (b)	24,200,358	19,350,105
Series 2021-2A Class A, 2.798% 1/15/47 (b)	48,825,976	39,359,191
AASET, Ltd. Series 2022-1A Class A, 6% 5/16/47 (b)	31,063,893	28,778,901
Aimco Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 5.1791% 1/15/32 (b)(c)(d)	7,556,000	7,424,458
AIMCO CLO Ltd. Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 5.2091% 10/17/34 (b)(c)(d)	17,910,000	17,433,755
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, 3 month U.S. LIBOR + 0.990% 5.2326% 4/20/34 (b)(c)(d)	43,014,000	41,693,900
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.500% 3.1807% 7/20/35 (b)(c)(d)	25,047,000	24,365,596
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 5.3826% 7/20/34 (b)(c)(d)	21,007,000	20,416,409
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)	6,731,838	5,392,416
Class B, 4.335% 1/16/40 (b)	1,196,541	515,598
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 5.3991% 10/15/32 (b)(c)(d)	24,769,000	24,294,327
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 5.2091% 7/15/34 (b)(c)(d)	26,517,000	25,914,216
Ares LVIII CLO LLC Series 2022-58A Class AR, CME TERM SOFR 3 MONTH INDEX + 1.330% 5.1936% 1/15/35 (b)(c)(d)	37,068,000	35,576,384
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 5.1491% 4/15/34 (b)(c)(d)	29,947,000	29,063,414
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 5.3291% 4/17/33 (b)(c)(d)	69,645,000	68,227,306
Babson CLO Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 5.2291% 10/15/36 (b)(c)(d)	17,946,000	17,461,691
Barings CLO Ltd. Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 5.4626% 1/20/32 (b)(c)(d)	28,600,000	28,145,003
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME TERM SOFR 3 MONTH INDEX + 1.300% 5.1636% 1/17/35 (b)(c)(d)	38,048,000	37,441,058
BETHP Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 5.2091% 1/15/35 (b)(c)(d)	27,114,000	26,313,025
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (b)	30,384,999	24,861,966
Class AA, 2.487% 12/16/41 (b)(c)	2,861,655	2,607,245
Series 2021-1A Class A, 2.443% 7/15/46 (b)	32,905,113	27,028,474
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 5.0691% 4/15/29 (b)(c)(d)	27,743,668	27,357,809
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	22,090,521	18,669,437
Class B, 5.095% 4/15/39 (b)	10,307,675	7,639,801
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	12,004,197	10,521,524
Series 2021-1A Class A, 3.474% 1/15/46 (b)	6,823,063	5,731,646
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 5.3426% 10/20/32 (b)(c)(d)	21,787,000	21,259,755
Series 2022-15A Class A, CME TERM SOFR 3 MONTH INDEX + 1.320% 5.2833% 4/20/35 (b)(c)(d)	35,314,000	34,010,843
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 5.4884% 10/25/34 (b)(c)(d)	16,882,000	16,387,205
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 5.2926% 4/20/34 (b)(c)(d)	26,059,000	25,205,125
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, 3 month U.S. LIBOR + 1.170% 5.4126% 10/20/34 (b)(c)(d)	27,352,000	26,532,288
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 5.4426% 4/20/34 (b)(c)(d)	28,400,000	27,581,398
Columbia Cent Clo 32 Ltd. / Coliseum Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.700% 4.197% 7/24/34 (b)(c)(d)	37,609,000	36,123,369
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 5.5526% 1/20/34 (b)(c)(d)	37,850,000	37,056,323
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	25,144,095	22,842,405
Dominos Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/49 (b)	21,083,800	18,201,982
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME TERM SOFR 3 MONTH INDEX + 1.300% 5.2633% 4/20/35 (b)(c)(d)	19,817,000	19,135,771
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 5.3926% 10/20/34 (b)(c)(d)	18,048,000	17,548,197
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 5.4137% 1/18/32 (b)(c)(d)	22,160,000	21,799,036
Dryden Senior Loan Fund:
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 5.2591% 4/17/33 (b)(c)(d)	20,000,000	19,574,060
Series 2021-85A Class AR, 3 month U.S. LIBOR + 1.150% 5.2291% 10/15/35 (b)(c)(d)	23,913,000	23,227,056
Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 5.8054% 2/20/35 (b)(c)(d)	14,569,000	14,129,774
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 5.1791% 4/15/31 (b)(c)(d)	12,634,000	12,391,377
Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 5.2291% 1/15/35 (b)(c)(d)	32,919,000	32,122,525
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 5.3291% 1/15/34 (b)(c)(d)	6,000,000	5,851,938
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 5.3366% 7/19/34 (b)(c)(d)	19,090,000	18,623,192
Class AR, 3 month U.S. LIBOR + 1.080% 5.7239% 11/16/34 (b)(c)(d)	27,750,000	27,076,119
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 5.9754% 11/20/33 (b)(c)(d)	36,187,000	35,365,627
Ford Credit Auto Owner Trust Series 2018-2 Class B, 3.61% 1/15/30 (b)	6,400,000	6,312,124
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	11,503,624	9,421,464
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	13,006,217	10,231,067
Invesco CLO Ltd. Series 2021-3A Class A, 3 month U.S. LIBOR + 1.130% 5.4546% 10/22/34 (b)(c)(d)	19,246,000	18,671,160
KKR CLO Ltd. Series 2022-41A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.330% 5.1936% 4/15/35 (b)(c)(d)	46,050,000	44,354,025
Long Beach Mortgage Loan Trust Series 2003-3 Class M1, 1 month U.S. LIBOR + 1.120% 5.5137% 7/25/33 (c)(d)	716,628	688,021
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 5.2891% 1/15/33 (b)(c)(d)	13,900,000	13,710,668
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 5.3666% 4/19/34 (b)(c)(d)	30,470,000	29,804,992
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.100% 5.4246% 1/22/35 (b)(c)(d)	32,026,000	31,000,527
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 5.1991% 7/15/34 (b)(c)(d)	19,039,000	18,560,874
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, 3 month U.S. LIBOR + 1.200% 5.5246% 1/22/31 (b)(c)(d)	7,913,000	7,669,667
Magnetite CLO Ltd. Series 2021-27A Class AR, 3 month U.S. LIBOR + 1.140% 5.3826% 10/20/34 (b)(c)(d)	6,442,000	6,270,392
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, 3 month U.S. LIBOR + 1.130% 5.4884% 10/25/34 (b)(c)(d)	32,900,000	32,034,072
Magnetite XXI Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 5.2626% 4/20/34 (b)(c)(d)	25,147,000	24,506,984
Magnetite XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.130% 5.4884% 1/25/35 (b)(c)(d)	23,616,000	22,946,345
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 5.0691% 1/15/34 (b)(c)(d)	26,100,000	25,599,037
Marlette Funding Trust:
Series 2021-3A Class A, 0.65% 12/15/31 (b)	4,319,315	4,263,015
Series 2022-1A Class A, 1.36% 4/15/32 (b)	6,404,321	6,277,451
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 5.3126% 10/20/30 (b)(c)(d)	34,207,000	33,717,908
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 5.6337% 1/25/36 (c)(d)	865,995	846,368
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 5.3726% 10/20/34 (b)(c)(d)	26,956,000	26,246,437
Planet Fitness Master Issuer LLC:
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	22,315,820	18,320,195
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	22,730,235	19,755,393
Class A2II, 4.008% 12/5/51 (b)	20,311,513	15,864,794
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	20,709,669	16,315,375
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 5.3626% 4/20/34 (b)(c)(d)	35,857,000	34,991,484
RR 7 Ltd. Series 2022-7A Class A1AB, CME TERM SOFR 3 MONTH INDEX + 1.340% 5.2036% 1/15/37 (b)(c)(d)	38,243,000	37,295,071
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)	20,222,491	15,304,897
Class B, 4.335% 3/15/40 (b)	2,308,845	1,351,870
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	28,285,000	26,674,132
1.884% 7/15/50 (b)	10,516,000	9,257,690
2.328% 7/15/52 (b)	8,041,000	6,742,764
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/51 (b)	9,627,250	8,001,305
Stratus CLO, Ltd. Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.750% 5.7133% 7/20/30 (b)(c)(d)	5,967,981	5,886,781
SYMP Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.320% 5.3575% 4/23/35 (b)(c)(d)	39,612,000	38,702,865
Symphony CLO XIX, Ltd. / Symphony CLO XIX LLC Series 2018-19A Class A, 3 month U.S. LIBOR + 0.960% 5.0391% 4/16/31 (b)(c)(d)	16,170,000	15,903,146
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 5.1391% 7/15/32 (b)(c)(d)	3,663,000	3,586,139
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, 3 month U.S. LIBOR + 0.980% 5.2066% 4/19/34 (b)(c)(d)	15,000,000	14,553,165
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 5.3226% 4/20/33 (b)(c)(d)	30,228,000	29,360,426
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 5.2487% 9/25/34 (c)(d)	50,373	47,503
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(c)	29,185,091	22,108,582
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	31,096,767	24,411,895
Towd Point Mortgage Trust Series 2019-1 Class A1, 3.7217% 3/25/58 (b)(c)	797,768	751,503
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 4.3007% 4/6/42 (b)(c)(d)	3,641,000	2,759,776
Upstart Securitization Trust:
Series 2021-2 Class A, 0.91% 6/20/31 (b)	6,567,707	6,455,915
Series 2021-4 Class A, 0.84% 9/20/31 (b)	13,344,157	12,917,432
3.12% 3/20/32 (b)	10,671,967	10,283,646
Valley Stream Park Clo Ltd. / Vy Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 2.400% 6.4714% 10/20/34 (b)(c)(d)	34,250,000	34,129,372
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 5.5126% 7/20/32 (b)(c)(d)	31,233,000	30,683,330
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 5.3866% 7/19/34 (b)(c)(d)	17,782,000	17,400,736
Series 2021-3A Class AR, 3 month U.S. LIBOR + 1.150% 5.3926% 10/20/34 (b)(c)(d)	36,484,000	35,495,904
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 5.2291% 7/16/34 (b)(c)(d)	17,721,000	17,272,287
TOTAL ASSET-BACKED SECURITIES (Cost $2,216,291,403)		2,071,462,934

Collateralized Mortgage Obligations - 1.1%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.7%
Ajax Mortgage Loan Trust sequential payer:
Series 2021-C Class A, 2.115% 1/25/61 (b)	4,171,688	3,910,703
Series 2021-E Class A1, 1.74% 12/25/60 (b)	10,892,538	9,055,814
Binom Securitization Trust 202 Series 2022-RPL1 Class A1, 3% 2/25/61 (b)	15,033,508	13,427,370
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	10,336,990	9,858,759
BRAVO Residential Funding Trust sequential payer Series 2022-RPL1 Class A1, 2.75% 9/25/61 (b)	15,685,559	12,953,284
Cascade Funding Mortgage Trust:
sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (b)	15,095,562	14,574,902
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(c)	13,124,928	12,329,363
Series 2021-HB5 Class A, 0.8006% 2/25/31 (b)	11,166,858	10,766,415
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	14,626,998	13,838,037
Series 2021-HB7 Class A, 1.1512% 10/27/31 (b)	19,532,036	18,322,214
COLT Trust sequential payer Series 2021-RPL1 Class A1, 1.6654% 9/25/61 (b)	17,619,805	15,419,178
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	23,836,305	22,971,714
New Residential Mortgage Loan Trust:
Series 2019-5A Class A1B, 3.5% 8/25/59 (b)	13,138,631	12,002,386
Series 2020-1A Class A1B, 3.5% 10/25/59 (b)	9,743,672	8,845,373
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)	9,485,861	8,356,068
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (b)	8,851,417	7,799,338
Preston Ridge Partners Mortgage Trust Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(c)	6,463,816	5,668,385
RMF Buyout Issuance Trust:
sequential payer Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	11,306,467	10,901,030
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (b)	8,098,957	7,378,815
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 6.0669% 7/20/34 (c)(d)	11,239	9,919
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 5.0287% 9/25/43 (c)(d)	753,455	700,561
Towd Point Mortgage Trust sequential payer Series 2022-K147 Class A2, 3.75% 7/25/62 (b)	20,698,511	18,695,703
TOTAL PRIVATE SPONSOR		237,785,331
U.S. Government Agency - 0.4%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 5.1887% 2/25/32 (c)(d)	7,041	7,069
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 5.3391% 3/18/32 (c)(d)	13,204	13,354
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 5.3887% 4/25/32 (c)(d)	15,313	15,465
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 5.3887% 10/25/32 (c)(d)	18,486	18,670
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 5.1387% 1/25/32 (c)(d)	6,748	6,765
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 3.7113% 12/25/33 (c)(i)(j)	253,693	37,576
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 2.2913% 11/25/36 (c)(i)(j)	182,347	16,834
Series 2012-154 Class F, 1 month U.S. LIBOR + 0.300% 4.6887% 1/25/43 (c)(d)	714,044	698,748
Series 2017-36 Class FB, 1 month U.S. LIBOR + 0.350% 4.7387% 5/25/47 (c)(d)	1,420,731	1,383,364
Series 2018-32 Class FB, 1 month U.S. LIBOR + 0.300% 4.6887% 5/25/48 (c)(d)	823,841	799,797
Series 2018-38 Class FG, 1 month U.S. LIBOR + 0.300% 4.6887% 6/25/48 (c)(d)	1,918,936	1,860,003
planned amortization class:
Series 1993-207 Class H, 6.5% 11/25/23	13,629	13,595
Series 1996-28 Class PK, 6.5% 7/25/25	6,238	6,219
Series 1999-17 Class PG, 6% 4/25/29	75,252	76,225
Series 1999-32 Class PL, 6% 7/25/29	88,215	89,491
Series 1999-33 Class PK, 6% 7/25/29	65,490	66,411
Series 1999-54 Class PH, 6.5% 11/18/29	76,392	76,658
Series 1999-57 Class PH, 6.5% 12/25/29	220,562	223,411
Series 2001-52 Class YZ, 6.5% 10/25/31	9,730	10,013
Series 2003-28 Class KG, 5.5% 4/25/23	1,380	1,377
Series 2005-102 Class CO 11/25/35 (k)	42,765	36,138
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 6.1394% 8/25/35 (c)(j)	10,411	10,629
Series 2005-81 Class PC, 5.5% 9/25/35	123,741	126,630
Series 2006-12 Class BO 10/25/35 (k)	206,986	176,751
Series 2006-15 Class OP 3/25/36 (k)	251,747	210,239
Series 2006-37 Class OW 5/25/36 (k)	23,900	18,621
Series 2006-45 Class OP 6/25/36 (k)	78,261	61,555
Series 2006-62 Class KP 4/25/36 (k)	123,109	99,818
Series 2012-149:
Class DA, 1.75% 1/25/43	337,628	306,742
Class GA, 1.75% 6/25/42	363,322	327,820
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	14,774	15,092
Series 1999-25 Class Z, 6% 6/25/29	72,504	72,708
Series 2001-20 Class Z, 6% 5/25/31	83,964	85,376
Series 2001-31 Class ZC, 6.5% 7/25/31	44,670	45,252
Series 2002-16 Class ZD, 6.5% 4/25/32	32,735	33,745
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 3.1613% 11/25/32 (c)(i)(j)	83,733	2,845
Series 2012-67 Class AI, 4.5% 7/25/27 (i)	105,026	3,568
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 2.2513% 12/25/36 (c)(i)(j)	122,906	11,858
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 2.0513% 5/25/37 (c)(i)(j)	66,140	7,449
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 7.3861% 9/25/23 (c)(j)	591	589
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 3.7113% 3/25/33 (c)(i)(j)	16,298	1,914
Series 2005-72 Class ZC, 5.5% 8/25/35	1,008,712	1,017,432
Series 2005-79 Class ZC, 5.9% 9/25/35	586,322	591,297
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 14.2877% 6/25/37 (c)(j)	55,747	72,257
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 13.2677% 7/25/37 (c)(j)	84,455	112,886
Class SB, 39.600% - 1 month U.S. LIBOR 13.2677% 7/25/37 (c)(j)	24,326	28,233
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 1.9613% 3/25/38 (c)(i)(j)	426,889	41,738
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 1.6613% 12/25/40 (c)(i)(j)	437,709	33,773
Class ZA, 4.5% 12/25/40	191,499	188,880
Series 2010-139 Class NI, 4.5% 2/25/40 (i)	111,677	2,918
Series 2010-150 Class ZC, 4.75% 1/25/41	1,870,831	1,836,949
Series 2010-95 Class ZC, 5% 9/25/40	4,373,780	4,399,049
Series 2011-39 Class ZA, 6% 11/25/32	296,870	304,589
Series 2011-4 Class PZ, 5% 2/25/41	578,357	550,536
Series 2011-67 Class AI, 4% 7/25/26 (i)	37,004	1,036
Series 2011-83 Class DI, 6% 9/25/26 (i)	310	3
Series 2012-100 Class WI, 3% 9/25/27 (i)	910,130	41,184
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 2.2613% 12/25/30 (c)(i)(j)	110,367	769
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 2.1613% 6/25/41 (c)(i)(j)	93,243	1,013
Series 2013-133 Class IB, 3% 4/25/32 (i)	331,904	10,559
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 1.6613% 1/25/44 (c)(i)(j)	271,563	27,353
Series 2013-51 Class GI, 3% 10/25/32 (i)	277,435	17,416
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 2.3313% 6/25/35 (c)(i)(j)	358,053	28,655
Series 2015-42 Class IL, 6% 6/25/45 (i)	1,820,774	319,410
Series 2015-70 Class JC, 3% 10/25/45	2,008,112	1,895,106
Series 2017-30 Class AI, 5.5% 5/25/47 (i)	1,006,837	180,488
Series 2017-74 Class SH, 6.200% - 1 month U.S. LIBOR 1.8113% 10/25/47 (c)(i)(j)	11,012,835	1,241,392
Series 2018-3 Class SB, 6.150% - 1 month U.S. LIBOR 1.7613% 2/25/48 (c)(i)(j)	26,449,548	2,958,929
Series 2018-44 Class SA, 6.200% - 1 month U.S. LIBOR 1.8113% 6/25/48 (c)(i)(j)	6,169,552	660,844
Series 2019-67 Class SA, 6.050% - 1 month U.S. LIBOR 1.6613% 11/25/49 (c)(i)(j)	23,103,320	2,474,451
Series 2019-82 Class PI, 4% 6/25/49 (i)	7,271,338	1,191,966
Series 2020-13 Class A/S, 6.200% - 1 month U.S. LIBOR 1.8113% 8/25/48 (c)(i)(j)	8,581,069	894,079
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (i)	63,984	10,610
Series 343 Class 16, 5.5% 5/25/34 (i)	60,231	10,067
Series 348 Class 14, 6.5% 8/25/34 (c)(i)	41,193	8,243
Series 351:
Class 12, 5.5% 4/25/34 (c)(i)	24,378	4,197
Class 13, 6% 3/25/34 (i)	37,492	7,005
Series 359 Class 19, 6% 7/25/35 (c)(i)	20,430	3,913
Series 384 Class 6, 5% 7/25/37 (i)	252,873	43,642
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 5.1179% 1/15/32 (c)(d)	5,221	5,242
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 5.2179% 3/15/32 (c)(d)	8,037	8,094
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 5.3179% 3/15/32 (c)(d)	6,779	6,846
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 5.2179% 6/15/31 (c)(d)	13,385	13,469
Class FG, 1 month U.S. LIBOR + 0.900% 5.2179% 3/15/32 (c)(d)	4,413	4,443
Series 4709 Class FE, 1 month U.S. LIBOR + 0.350% 4.6679% 8/15/47 (c)(d)	775,652	755,683
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 4.5679% 5/15/37 (c)(d)	321,445	316,560
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	95,384	96,887
Series 2101 Class PD, 6% 11/15/28	7,747	7,868
Series 2121 Class MG, 6% 2/15/29	38,389	38,993
Series 2131 Class BG, 6% 3/15/29	273,475	277,962
Series 2137 Class PG, 6% 3/15/29	42,880	43,577
Series 2154 Class PT, 6% 5/15/29	74,378	75,595
Series 2162 Class PH, 6% 6/15/29	14,762	14,974
Series 2520 Class BE, 6% 11/15/32	128,719	132,550
Series 2693 Class MD, 5.5% 10/15/33	283,883	285,469
Series 2802 Class OB, 6% 5/15/34	104,508	106,449
Series 3002 Class NE, 5% 7/15/35	300,779	301,884
Series 3110 Class OP 9/15/35 (k)	78,389	71,468
Series 3119 Class PO 2/15/36 (k)	297,917	236,715
Series 3121 Class KO 3/15/36 (k)	43,876	35,671
Series 3123 Class LO 3/15/36 (k)	166,531	133,468
Series 3145 Class GO 4/15/36 (k)	175,938	141,694
Series 3189 Class PD, 6% 7/15/36	253,762	262,664
Series 3225 Class EO 10/15/36 (k)	89,425	70,209
Series 3258 Class PM, 5.5% 12/15/36	111,059	113,484
Series 3415 Class PC, 5% 12/15/37	122,210	121,490
Series 3806 Class UP, 4.5% 2/15/41	573,888	565,869
Series 3832 Class PE, 5% 3/15/41	1,156,063	1,159,722
Series 4135 Class AB, 1.75% 6/15/42	266,701	242,111
sequential payer:
Series 2135 Class JE, 6% 3/15/29	19,011	19,328
Series 2274 Class ZM, 6.5% 1/15/31	27,432	27,783
Series 2281 Class ZB, 6% 3/15/30	53,166	53,990
Series 2303 Class ZV, 6% 4/15/31	28,304	28,808
Series 2357 Class ZB, 6.5% 9/15/31	216,774	222,050
Series 2502 Class ZC, 6% 9/15/32	51,532	53,049
Series 2519 Class ZD, 5.5% 11/15/32	79,278	80,877
Series 2546 Class MJ, 5.5% 3/15/23	1,163	1,162
Series 2601 Class TB, 5.5% 4/15/23	527	527
Series 2998 Class LY, 5.5% 7/15/25	25,238	25,270
Series 3871 Class KB, 5.5% 6/15/41	1,508,973	1,560,600
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 2.2821% 2/15/36 (c)(i)(j)	87,879	7,519
Series 2013-4281 Class AI, 4% 12/15/28 (i)	264,119	5,599
Series 2017-4683 Class LM, 3% 5/15/47	2,608,027	2,464,606
Series 2017-4720 Class IO, 4% 9/15/47 (i)	8,913,800	1,718,519
Series 2018-4763 Class SC, 6.200% - 1 month U.S. LIBOR 1.8821% 8/15/47 (c)(i)(j)	5,493,779	605,470
Series 2018-4765 Class IB, 4% 3/15/48 (i)	8,128,180	1,573,814
Series 2933 Class ZM, 5.75% 2/15/35	1,285,385	1,315,863
Series 2935 Class ZK, 5.5% 2/15/35	1,060,166	1,089,663
Series 2947 Class XZ, 6% 3/15/35	512,392	528,871
Series 2996 Class ZD, 5.5% 6/15/35	872,080	894,008
Series 3237 Class C, 5.5% 11/15/36	1,224,765	1,235,627
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 2.3421% 11/15/36 (c)(i)(j)	382,713	35,731
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 2.4321% 3/15/37 (c)(i)(j)	573,643	56,799
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 2.4421% 4/15/37 (c)(i)(j)	810,312	94,120
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 2.2621% 6/15/37 (c)(i)(j)	250,473	27,344
Series 3949 Class MK, 4.5% 10/15/34	212,925	211,202
Series 4055 Class BI, 3.5% 5/15/31 (i)	340,068	10,038
Series 4149 Class IO, 3% 1/15/33 (i)	150,177	12,361
Series 4314 Class AI, 5% 3/15/34 (i)	109,884	3,743
Series 4427 Class LI, 3.5% 2/15/34 (i)	980,589	61,982
Series 4471 Class PA 4% 12/15/40	1,059,187	1,034,870
target amortization class Series 2156 Class TC, 6.25% 5/15/29	35,403	35,688
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 4.7731% 2/15/24 (c)(d)	3,539	3,541
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	31,466	31,897
Series 2056 Class Z, 6% 5/15/28	75,892	77,030
Freddie Mac Multi-family Structured pass-thru certificates:
floater Series 4795 Class FA, 1 month U.S. LIBOR + 0.300% 4.6179% 5/15/48 (c)(d)	1,281,532	1,240,629
Series 4386 Class AZ, 4.5% 11/15/40	2,586,726	2,513,964
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 2.3637% 6/16/37 (c)(i)(j)	160,072	16,584
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 4.6047% 3/20/60 (c)(d)(l)	1,870,642	1,859,442
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 4.3847% 7/20/60 (c)(d)(l)	286,158	282,929
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 4.1416% 9/20/60 (c)(d)(l)	357,804	353,951
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 4.1416% 8/20/60 (c)(d)(l)	269,462	266,391
Series 2010-H27 Class FA, 1 month U.S. LIBOR + 0.380% 4.2216% 12/20/60 (c)(d)(l)	793,555	785,819
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 4.3416% 12/20/60 (c)(d)(l)	739,474	734,424
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 4.3416% 2/20/61 (c)(d)(l)	648,296	643,311
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 4.3316% 2/20/61 (c)(d)(l)	964,693	957,478
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 4.3416% 4/20/61 (c)(d)(l)	667,510	662,357
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 4.3416% 5/20/61 (c)(d)(l)	1,125,972	1,118,100
Class FC, 1 month U.S. LIBOR + 0.500% 4.3416% 5/20/61 (c)(d)(l)	790,893	785,116
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 4.3716% 6/20/61 (c)(d)(l)	927,636	921,698
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 4.3916% 9/20/61 (c)(d)(l)	2,575,197	2,558,493
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 4.4416% 10/20/61 (c)(d)(l)	1,061,529	1,055,662
Series 2012-98 Class FA, 1 month U.S. LIBOR + 0.400% 4.7529% 8/20/42 (c)(d)	701,657	686,111
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 4.5416% 11/20/61 (c)(d)(l)	996,914	992,386
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 4.5416% 1/20/62 (c)(d)(l)	577,425	575,003
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 4.4716% 1/20/62 (c)(d)(l)	869,489	864,325
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 4.4716% 3/20/62 (c)(d)(l)	440,095	436,494
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 4.4916% 5/20/61 (c)(d)(l)	17,468	17,305
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 4.3616% 10/20/62 (c)(d)(l)	21,468	21,307
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 4.2016% 3/20/63 (c)(d)(l)	31,779	31,468
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 4.4416% 1/20/64 (c)(d)(l)	571,252	568,089
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 4.4416% 12/20/63 (c)(d)(l)	2,766,805	2,755,377
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 4.3416% 6/20/64 (c)(d)(l)	734,166	729,047
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 4.1416% 3/20/65 (c)(d)(l)	10,745	10,644
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 4.1216% 5/20/63 (c)(d)(l)	10,435	10,236
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 4.0416% 4/20/63 (c)(d)(l)	20,533	20,202
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 4.2416% 12/20/62 (c)(d)(l)	41,560	40,656
Series 2019-128 Class FH, 1 month U.S. LIBOR + 0.500% 4.8529% 10/20/49 (c)(d)	1,800,094	1,756,363
Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 4.8029% 2/20/49 (c)(d)	3,761,831	3,706,844
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 1.2943% 12/20/40 (c)(j)	1,593,106	1,350,824
Series 2011-136 Class WI, 4.5% 5/20/40 (i)	58,455	4,224
Series 2016-69 Class WA, 3% 2/20/46	754,522	701,518
Series 2017-134 Class BA, 2.5% 11/20/46	405,403	363,227
Series 2017-153 Class GA, 3% 9/20/47	3,512,372	3,209,181
Series 2017-182 Class KA, 3% 10/20/47	2,681,741	2,456,663
Series 2018-13 Class Q, 3% 4/20/47	3,456,231	3,219,814
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	448,870	441,957
Series 2010-160 Class DY, 4% 12/20/40	3,272,240	3,166,259
Series 2010-170 Class B, 4% 12/20/40	726,191	702,662
Series 2017-139 Class BA, 3% 9/20/47	7,819,398	7,018,196
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 2.1737% 5/16/34 (c)(i)(j)	94,262	7,013
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 2.8737% 8/17/34 (c)(i)(j)	92,195	10,288
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 14.2423% 6/16/37 (c)(j)	3,929	4,587
Series 2010-116 Class QB, 4% 9/16/40	251,015	244,651
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 1.6237% 2/16/40 (c)(i)(j)	615,031	36,765
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 4.3847% 5/20/60 (c)(d)(l)	953,311	943,429
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 1.7471% 7/20/41 (c)(i)(j)	303,483	28,048
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 2.3737% 6/16/42 (c)(i)(j)	351,490	33,326
Series 2013-149 Class MA, 2.5% 5/20/40	2,633,982	2,515,894
Series 2014-2 Class BA, 3% 1/20/44	6,541,773	5,984,065
Series 2014-21 Class HA, 3% 2/20/44	2,416,509	2,216,037
Series 2014-25 Class HC, 3% 2/20/44	4,128,361	3,779,562
Series 2014-5 Class A, 3% 1/20/44	3,596,736	3,292,461
Series 2015-H13 Class HA, 2.5% 8/20/64 (l)	31,614	29,588
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 5.057% 5/20/66 (c)(d)(l)	5,112,335	5,097,896
Series 2017-186 Class HK, 3% 11/16/45	3,540,904	3,250,884
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 4.91% 8/20/66 (c)(d)(l)	6,298,153	6,268,854
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.2244% 5/20/65 (c)(l)	87,747	86,019
TOTAL U.S. GOVERNMENT AGENCY		135,587,807
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $418,564,649)		373,373,138

Commercial Mortgage Securities - 5.6%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 5.486% 1/15/39 (b)(c)(d)	20,613,000	19,945,128
Class B, CME Term SOFR 1 Month Index + 1.550% 5.886% 1/15/39 (b)(c)(d)	3,893,000	3,727,147
Class C, CME Term SOFR 1 Month Index + 2.150% 6.486% 1/15/39 (b)(c)(d)	2,780,000	2,637,388
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (b)	38,000,000	35,179,636
Class ANM, 3.112% 11/5/32 (b)	17,278,000	15,971,597
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	3,878,000	3,427,609
Class CNM, 3.7186% 11/5/32 (b)(c)	1,604,000	1,343,627
BANK:
sequential payer:
Series 2019-BN21 Class A5, 2.851% 10/17/52	2,858,000	2,475,421
Series 2022-BNK42, Class A5, 4.493% 6/15/55 (c)	20,100,000	19,269,010
Series 2020-BN25 Class XB, 0.4398% 1/15/63 (c)(i)	31,293,000	770,656
Series 2021-BN33 Class XA, 1.0579% 5/15/64 (c)(i)	14,151,255	826,688
Bayview Commercial Asset Trust Series 2004-1, Class IO, 1.25% 4/25/34 (b)(i)	400,176	15,537
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	3,240,000	3,088,685
Series 2021-B24 Class A5, 2.5843% 3/15/54	6,200,000	5,162,165
Series 2021-B28 Class A5, 2.2237% 8/15/54	3,280,000	2,627,181
Series 2019-B14 Class XA, 0.7776% 12/15/62 (c)(i)	108,603,164	3,451,897
Series 2020-B17 Class XA, 1.4163% 3/15/53 (c)(i)	109,642,055	6,663,200
Series 2020-B18 Class XA, 1.7891% 7/15/53 (c)(i)	51,074,792	4,011,481
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 6.368% 11/15/28 (b)(c)(d)	15,266,000	15,087,463
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 6.2336% 4/15/37 (b)(c)(d)	72,926,000	71,175,572
Class B, CME Term SOFR 1 Month Index + 2.440% 6.7826% 4/15/37 (b)(c)(d)	19,373,000	18,201,356
BX Commercial Mortgage Trust:
floater:
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 5.0071% 10/15/36 (b)(c)(d)	37,043,000	35,556,442
Class B, 1 month U.S. LIBOR + 0.890% 5.2168% 10/15/36 (b)(c)(d)	5,541,000	5,242,212
Class C, 1 month U.S. LIBOR + 1.090% 5.4166% 10/15/36 (b)(c)(d)	7,417,000	6,970,557
Class D, 1 month U.S. LIBOR + 1.290% 5.6163% 10/15/36 (b)(c)(d)	7,201,000	6,699,850
Class E, 1 month U.S. LIBOR + 1.940% 6.2655% 10/15/36 (b)(c)(d)	25,035,000	23,386,933
Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 4.9703% 5/15/38 (b)(c)(d)	31,100,000	29,939,199
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 5.3485% 2/15/39 (b)(c)(d)	48,518,589	46,749,698
Class B, CME Term SOFR 1 Month Index + 1.310% 5.6479% 2/15/39 (b)(c)(d)	14,618,429	13,863,986
Class C, CME Term SOFR 1 Month Index + 1.560% 5.8973% 2/15/39 (b)(c)(d)	14,618,429	13,765,761
Class D, CME Term SOFR 1 Month Index + 1.960% 6.2964% 2/15/39 (b)(c)(d)	14,618,429	13,612,374
floater sequential payer Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 5.194% 11/15/32 (b)(c)(d)	1,291,448	1,270,322
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 6.943% 9/15/37 (b)(c)(d)	7,116,200	6,345,461
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 5.618% 4/15/34 (b)(c)(d)	15,742,000	15,188,843
Class C, 1 month U.S. LIBOR + 1.600% 5.918% 4/15/34 (b)(c)(d)	10,407,000	9,958,270
Class D, 1 month U.S. LIBOR + 1.900% 6.218% 4/15/34 (b)(c)(d)	10,925,000	10,251,179
Series 2019-XL:
Class B, CME Term SOFR 1 Month Index + 1.190% 5.5301% 10/15/36 (b)(c)(d)	16,514,650	16,223,538
Class C, CME Term SOFR 1 Month Index + 1.360% 5.7001% 10/15/36 (b)(c)(d)	14,991,450	14,613,950
Class D, CME Term SOFR 1 Month Index + 1.560% 5.9001% 10/15/36 (b)(c)(d)	24,294,700	23,522,379
Class E, CME Term SOFR 1 Month Index + 1.910% 6.2501% 10/15/36 (b)(c)(d)	29,835,850	28,793,505
Series 2021-ACNT Class A, 1 month U.S. LIBOR + 0.850% 5.168% 11/15/38 (b)(c)(d)	34,500,000	33,189,317
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 4.9539% 10/15/26 (b)(c)(d)	32,600,000	31,250,859
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 6.5006% 10/15/39 (b)(c)(d)	20,703,000	20,573,352
Series 2022-IND:
Class A, CME Term SOFR 1 Month Index + 1.490% 5.8167% 4/15/37 (b)(c)(d)	36,675,951	35,894,886
Class B, CME Term SOFR 1 Month Index + 1.940% 6.2657% 4/15/37 (b)(c)(d)	18,696,006	18,098,800
Class C, CME Term SOFR 1 Month Index + 2.290% 6.6157% 4/15/37 (b)(c)(d)	4,218,878	4,023,348
Class D, CME Term SOFR 1 Month Index + 2.830% 7.1647% 4/15/37 (b)(c)(d)	3,532,692	3,333,573
floater sequential payer Series 2021-SOAR Class A, 4.988% 6/15/38 (b)(c)	36,424,080	35,082,621
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 5.318% 4/15/34 (b)(c)(d)	29,901,000	29,201,861
Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 5.3701% 10/15/36 (b)(c)(d)	59,625,670	58,890,533
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class A, 1 month U.S. LIBOR + 1.070% 5.388% 12/15/37 (b)(c)(d)	11,218,000	11,048,754
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1:
Class A1, 1.69% 7/15/60 (b)	65,272,390	58,305,946
Class A2, 1.99% 7/15/60 (b)	25,402,590	20,984,864
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	47,312,880	40,953,196
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 5.2679% 11/15/36 (b)(c)(d)	12,876,000	12,568,078
Class B, 1 month U.S. LIBOR + 1.250% 5.5679% 11/15/36 (b)(c)(d)	6,900,000	6,665,527
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 5.438% 6/15/34 (b)(c)(d)	41,981,989	40,967,977
Class B, 1 month U.S. LIBOR + 1.500% 5.818% 6/15/34 (b)(c)(d)	7,405,083	7,045,273
Class C, 1 month U.S. LIBOR + 1.750% 6.068% 6/15/34 (b)(c)(d)	8,364,836	7,763,171
CIM Retail Portfolio Trust floater Series 2021-RETL:
Class C, 1 month U.S. LIBOR + 2.300% 6.618% 8/15/36 (b)(c)(d)	352,146	348,909
Class D, 1 month U.S. LIBOR + 3.050% 7.368% 8/15/36 (b)(c)(d)	4,851,750	4,723,559
Citigroup Commercial Mortgage Trust:
Series 2013-GC17 Class A/S, 4.544% 11/10/46	7,000,000	6,842,492
Series 2019-GC41 Class XA, 1.0411% 8/10/56 (c)(i)	51,493,327	2,378,935
COMM Mortgage Trust sequential payer:
Series 2012=CR5 Class AM, 3.223% 12/10/45 (b)	153,849	153,611
Series 2014-CR18 Class A5, 3.828% 7/15/47	5,493,000	5,330,208
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, 1 month U.S. LIBOR + 0.980% 5.298% 5/15/36 (b)(c)(d)	50,240,000	49,685,687
Class C, 1 month U.S. LIBOR + 1.430% 5.748% 5/15/36 (b)(c)(d)	7,137,000	6,993,999
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	8,457,719	7,560,741
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)	18,322,000	17,479,769
Class B, 4.5349% 4/15/36 (b)	5,603,000	5,274,061
Class C, 4.782% 4/15/36 (b)(c)	3,781,000	3,545,574
Class D, 4.782% 4/15/36 (b)(c)	7,560,000	6,967,038
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, 1 month U.S. LIBOR + 0.700% 5.019% 11/15/38 (b)(c)(d)	51,838,000	49,757,005
Class B, 1 month U.S. LIBOR + 1.120% 5.4382% 11/15/38 (b)(c)(d)	6,300,000	5,999,808
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 5.398% 7/15/38 (b)(c)(d)	16,255,553	15,786,567
Class B, 1 month U.S. LIBOR + 1.380% 5.698% 7/15/38 (b)(c)(d)	9,258,207	8,898,209
Class C, 1 month U.S. LIBOR + 1.700% 6.018% 7/15/38 (b)(c)(d)	6,825,536	6,551,575
Class D, 1 month U.S. LIBOR + 2.250% 6.568% 7/15/38 (b)(c)(d)	13,802,382	13,213,785
Freddie Mac:
sequential payer Series 2021-K136 Class A2, 2.127% 11/25/31	1,500,000	1,244,724
Series 2022-K150 Class A2, 3.71% 11/25/32	12,000,000	11,285,248
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.700% 6.268% 9/15/31 (b)(c)(d)	7,628,428	7,478,509
Series 2021-IP:
Class A, 1 month U.S. LIBOR + 0.950% 5.268% 10/15/36 (b)(c)(d)	21,765,000	20,291,699
Class B, 1 month U.S. LIBOR + 1.150% 5.468% 10/15/36 (b)(c)(d)	3,364,000	3,115,261
Class C, 1 month U.S. LIBOR + 1.550% 5.868% 10/15/36 (b)(c)(d)	2,773,000	2,546,745
Series 2011-GC5 Class A/S, 5.1541% 8/10/44 (b)(c)	4,920,987	4,832,916
Series 2013-GC16 Class A/S, 4.649% 11/10/46	3,955,000	3,885,629
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 6.8246% 8/15/39 (b)(c)(d)	40,724,000	40,456,227
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2012-NLP Class A, CME Term SOFR 1 Month Index + 0.590% 4.9321% 4/15/37 (b)(c)(d)	13,636,525	12,611,390
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C21 Class A4, 3.4927% 8/15/47	4,528,985	4,400,214
Series 2013-C14 Class A/S, 4.4093% 8/15/46	6,681,000	6,567,879
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.250% 5.568% 9/15/29 (b)(c)(d)	12,313,855	11,934,236
Series 2013-C10 Class A/S, 3.3715% 12/15/47	4,900,000	4,887,841
Series 2013-C16 Class A/S, 4.5169% 12/15/46	2,784,000	2,731,093
Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (b)	3,450,000	3,030,404
Class DFX, 5.3503% 7/5/33 (b)	5,907,000	5,141,971
Class EFX, 5.3635% 7/5/33 (b)(c)	7,262,000	6,263,026
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 5.6309% 5/15/39 (b)(c)(d)	57,498,000	56,057,514
Class B, CME Term SOFR 1 Month Index + 1.790% 6.1295% 5/15/39 (b)(c)(d)	33,561,000	32,510,044
Class C, CME Term SOFR 1 Month Index + 2.090% 6.4287% 5/15/39 (b)(c)(d)	19,262,000	18,634,698
Class D, CME Term SOFR 1 Month Index + 2.540% 6.8775% 5/15/39 (b)(c)(d)	17,119,000	16,392,768
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 1 month U.S. LIBOR + 0.700% 5.018% 3/15/38 (b)(c)(d)	30,384,590	29,421,827
Class B, 1 month U.S. LIBOR + 0.880% 5.198% 3/15/38 (b)(c)(d)	7,331,974	7,005,361
Class C, 1 month U.S. LIBOR + 1.100% 5.418% 3/15/38 (b)(c)(d)	4,613,079	4,384,434
Class D, 1 month U.S. LIBOR + 1.400% 5.718% 3/15/38 (b)(c)(d)	6,416,829	6,078,661
Class E, 1 month U.S. LIBOR + 1.750% 6.068% 3/15/38 (b)(c)(d)	5,605,879	5,303,421
Merit floater Series 2021-STOR Class A, 1 month U.S. LIBOR + 0.700% 5.018% 7/15/38 (b)(c)(d)	17,747,000	17,122,732
MHC Commercial Mortgage Trust floater sequential payer Series 2021-MHC Class A, 1 month U.S. LIBOR + 0.800% 5.119% 4/15/38 (b)(c)(d)	33,700,000	32,682,816
Morgan Stanley BAML Trust sequential payer Series 2016-C28 Class A3, 3.272% 1/15/49	25,898,504	24,456,830
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 5.568% 8/15/33 (b)(c)(d)	618,400	580,483
Class C, 1 month U.S. LIBOR + 1.500% 5.818% 8/15/33 (b)(c)(d)	1,488,800	1,386,913
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	42,970,000	39,898,968
Series 2018-H4 Class A4, 4.31% 12/15/51	11,843,000	11,241,957
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (b)(c)	5,415,000	4,891,345
Class C, 3.1771% 11/10/36 (b)(c)	5,196,000	4,534,777
Series 2021-L6 Class XA, 1.2286% 6/15/54 (c)(i)	48,770,252	3,092,331
MSCCG Trust floater Series 2018-SELF Class A, 1 month U.S. LIBOR + 0.900% 5.218% 10/15/37 (b)(c)(d)	4,569,358	4,480,335
Prima Capital Ltd. floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 5.3886% 12/15/37 (b)(c)(d)	1,920,692	1,896,842
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	490,735	500,850
RLGH Trust floater Series 2021-TROT Class A, 1 month U.S. LIBOR + 0.800% 5.118% 4/15/36 (b)(c)(d)	12,400,000	11,954,508
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 6.3356% 2/15/39 (b)(c)(d)	9,333,000	8,780,032
Class C, CME Term SOFR 1 Month Index + 2.650% 6.9856% 2/15/39 (b)(c)(d)	4,854,000	4,532,500
SREIT Trust floater:
Series 2021-FLWR Class A, 1 month U.S. LIBOR + 0.570% 4.8946% 7/15/36 (b)(c)(d)	12,500,000	11,998,246
Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 5.0487% 11/15/38 (b)(c)(d)	35,261,000	33,912,380
Class B, 1 month U.S. LIBOR + 1.070% 5.3977% 11/15/38 (b)(c)(d)	20,195,000	19,232,712
Class C, 1 month U.S. LIBOR + 1.320% 5.6469% 11/15/38 (b)(c)(d)	12,543,000	11,913,886
Class D, 1 month U.S. LIBOR + 1.570% 5.8961% 11/15/38 (b)(c)(d)	8,243,000	7,788,227
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	29,470,000	22,736,411
Series 2020-LAB:
Class B, 2.453% 10/10/42 (b)	1,400,000	1,064,204
Class X, 0.4294% 10/10/42 (b)(c)(i)	40,100,000	1,076,545
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 5.518% 5/15/31 (b)(c)(d)	19,889,000	18,692,002
sequential payer:
Series 2015-C26 Class A4, 3.166% 2/15/48	16,246,000	15,451,312
Series 2016-LC24 Class A3, 2.684% 10/15/49	17,536,259	16,012,546
Series 2018-C46 Class XA, 0.9302% 8/15/51 (c)(i)	50,467,275	1,355,067
Series 2018-C48 Class A5, 4.302% 1/15/52	13,797,000	13,110,522
WF-RBS Commercial Mortgage Trust sequential payer Series 2014-C24 Class A4, 3.343% 11/15/47	27,181,000	25,916,029
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,053,674,025)		1,951,134,419

Municipal Securities - 0.6%
	Principal Amount (a)	Value ($)
California Gen. Oblig.:
Series 2009:
7.35% 11/1/39	2,420,000	2,954,026
7.55% 4/1/39	28,540,000	35,721,577
Series 2010, 7.625% 3/1/40	1,640,000	2,071,125
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2010 C1, 7.781% 1/1/35	7,020,000	7,618,382
Series 2012 B, 5.432% 1/1/42	6,950,000	5,849,704
Series 2009 E:
6.05% 1/1/29	240,000	237,006
6.05% 1/1/29 (Pre-Refunded to 1/1/23 @ 100)	10,000	10,000
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	6,234,545	6,237,797
5.1% 6/1/33	20,175,000	19,362,732
Series 2010-1, 6.63% 2/1/35	45,930,000	46,559,608
Series 2010-3:
6.725% 4/1/35	39,580,000	40,319,291
7.35% 7/1/35	17,006,786	17,891,557
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	32,466,000	34,949,730
TOTAL MUNICIPAL SECURITIES (Cost $244,859,185)		219,782,535

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
Panamanian Republic 3.298% 1/19/33	50,825,000	41,130,131
State of Qatar 4.4% 4/16/50 (b)	13,195,000	12,009,924
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $64,020,000)		53,140,055

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
Discover Bank:
3.35% 2/6/23	5,980,000	5,968,938
4.682% 8/9/28 (c)	23,162,000	22,230,424
KeyBank NA 6.95% 2/1/28	850,000	895,601
Regions Bank 6.45% 6/26/37	30,566,000	31,782,637
TOTAL BANK NOTES (Cost $64,853,188)		60,877,600

Money Market Funds - 6.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.37% (m) (Cost $2,076,829,998)	2,076,418,937	2,076,834,221

TOTAL INVESTMENT IN SECURITIES - 111.6% (Cost $42,906,622,607)	38,721,020,609
NET OTHER ASSETS (LIABILITIES) - (11.6)%	(4,032,491,225)
NET ASSETS - 100.0%	34,688,529,384

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 1/1/53	(118,500,000)	(99,417,945)
2% 1/1/53	(148,150,000)	(124,293,406)
2% 1/1/53	(41,175,000)	(34,544,590)
2% 1/1/53	(148,150,000)	(124,293,406)
2% 2/1/53	(29,650,000)	(24,902,098)
2.5% 1/1/53	(122,200,000)	(105,854,919)
2.5% 1/1/53	(91,650,000)	(79,391,189)
3% 1/1/53	(111,100,000)	(98,954,159)
3% 1/1/53	(27,800,000)	(24,760,807)
3% 1/1/53	(27,800,000)	(24,760,807)
3% 1/1/53	(104,500,000)	(93,075,694)
3.5% 1/1/53	(62,700,000)	(57,607,506)

TOTAL GINNIE MAE		(891,856,526)

Uniform Mortgage Backed Securities
1.5% 1/1/38	(47,650,000)	(41,362,806)
1.5% 1/1/38	(30,550,000)	(26,519,071)
1.5% 1/1/38	(31,750,000)	(27,560,737)
2% 1/1/38	(12,400,000)	(11,045,301)
2% 1/1/38	(13,700,000)	(12,203,276)
2% 1/1/38	(65,750,000)	(58,566,819)
2% 1/1/38	(57,500,000)	(51,218,131)
2% 1/1/38	(2,350,000)	(2,093,263)
2% 1/1/38	(11,350,000)	(10,110,014)
2% 1/1/38	(12,400,000)	(11,045,301)
2% 1/1/38	(39,850,000)	(35,496,391)
2% 1/1/53	(54,800,000)	(44,728,790)
2% 1/1/53	(108,950,000)	(88,927,038)
2% 1/1/53	(5,450,000)	(4,448,392)
2% 1/1/53	(108,950,000)	(88,927,038)
2% 1/1/53	(54,450,000)	(44,443,114)
2% 1/1/53	(54,450,000)	(44,443,114)
2.5% 1/1/53	(111,500,000)	(94,531,094)
2.5% 1/1/53	(78,900,000)	(66,892,406)
2.5% 1/1/53	(78,900,000)	(66,892,406)
2.5% 1/1/53	(103,600,000)	(87,833,375)
2.5% 1/1/53	(7,900,000)	(6,697,719)
2.5% 1/1/53	(76,300,000)	(64,688,094)
3% 1/1/38	(13,000,000)	(12,181,400)
3.5% 1/1/53	(19,400,000)	(17,643,380)
3.5% 1/1/53	(33,000,000)	(30,011,936)
3.5% 1/1/53	(3,200,000)	(2,910,248)
3.5% 1/1/53	(8,425,000)	(7,662,138)
4% 1/1/53	(6,400,000)	(6,007,997)
4.5% 1/1/53	(22,700,000)	(21,880,671)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(1,088,971,460)

TOTAL TBA SALE COMMITMENTS (Proceeds $2,006,517,880)		(1,980,827,986)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	60	Mar 2023	12,304,688	22,828	22,828
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1,915	Mar 2023	206,685,352	93,581	93,581

TOTAL PURCHASED					116,409

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	2,438	Mar 2023	273,779,781	947,279	947,279
CBOT Long Term U.S. Treasury Bond Contracts (United States)	2,439	Mar 2023	305,713,406	1,018,595	1,018,595
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	216	Mar 2023	29,011,500	1,840,252	1,840,252

TOTAL SOLD					3,806,126

TOTAL FUTURES CONTRACTS					3,922,535
The notional amount of futures purchased as a percentage of Net Assets is 0.6%
The notional amount of futures sold as a percentage of Net Assets is 1.8%

Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(1)	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 13	Dec 2022	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	4,790,000	58,794	(64,931)	(6,137)
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	11,100,000	136,246	10,332	146,578
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	3,470,000	42,592	(8,409)	34,183
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	10,280,000	126,181	(34,884)	91,297
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	7,650,000	93,899	(23,380)	70,519
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	14,500,000	177,979	(213,112)	(35,133)
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	10,200,000	125,199	(115,383)	9,816
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	30,660,000	376,333	(282,866)	93,467
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	10,170,000	124,831	(88,087)	36,744
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	10,170,000	123,603	(111,293)	12,310
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	5,450,000	66,895	(48,793)	18,102
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	2,100,000	25,776	(3,128)	22,648
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	5,020,000	61,617	(59,734)	1,883
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	4,750,000	58,303	(91,129)	(32,826)
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	4,640,000	56,953	(88,669)	(31,716)
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly	10,600,000	130,109	(42,301)	87,808
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly	4,980,000	61,127	(69,638)	(8,511)
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	8,990,000	110,347	(48,390)	61,957
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	15,550,000	190,867	(108,856)	82,011
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	13,100,000	160,794	(215,628)	(54,834)
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	15,000,000	184,116	(208,880)	(24,764)
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	5,100,000	62,599	(39,806)	22,793
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	16,000,000	196,390	(109,781)	86,609
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	5,060,000	62,108	(47,912)	14,196

TOTAL CREDIT DEFAULT SWAPS						2,813,658	(2,114,658)	699,000

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
4.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Mar 2025	195,825,000	(1,062,860)	0	(1,062,860)
4%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Mar 2028	93,570,000	(1,482,617)	0	(1,482,617)
3.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Mar 2030	22,528,000	(500,869)	0	(500,869)
3.25%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Mar 2053	2,572,000	(179,820)	0	(179,820)
TOTAL INTEREST RATE SWAPS							(3,226,166)	0	(3,226,166)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,729,565,344 or 16.5% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $16,452,757.
(f)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $7,505,822.
(g)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $13,597,264.

(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(j)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(k)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(l)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	1,417,241,852	2,341,889,897	1,682,297,528	17,123,585	-	-	2,076,834,221	4.9%
Fidelity Securities Lending Cash Central Fund 4.37%	689,247,474	3,488,537,873	4,177,785,347	359,650	-	-	-	0.0%
Total	2,106,489,326	5,830,427,770	5,860,082,875	17,483,235	-	-	2,076,834,221

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Municipal Securities, Foreign Government and Government Agency Obligations and Bank Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

Credit Risk
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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